SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                      [  ]

         Post-Effective Amendment No. 25  (File No. 2-78194)               [X]
                                           ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.       18       (File No. 811-3500)                  [X]
                          ---------

                        (Check appropriate box or boxes)

                         IDS LIFE OF NEW YORK ACCOUNT 4
                         IDS LIFE OF NEW YORK ACCOUNT 5
                         IDS LIFE OF NEW YORK ACCOUNT 6
                         IDS LIFE OF NEW YORK ACCOUNT 9
                         IDS LIFE OF NEW YORK ACCOUNT 10
                         IDS LIFE OF NEW YORK ACCOUNT 11
                         IDS LIFE OF NEW YORK ACCOUNT 12
                         IDS LIFE OF NEW YORK ACCOUNT 13
                         IDS LIFE OF NEW YORK ACCOUNT 14
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                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
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                               (Name of Depositor)

20 Madison Avenue Extension, Albany, NY                                   12203
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(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
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    Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
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            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on May 1, 1998 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from the prospectus and Statement of Additional Information are so indicated.

                                     PART A

Item No.          Section in Prospectus
1                 Cover page
2                 Key terms
3   (a)           Expense Summary
    (b)           The Variable and Combination Retirement Annuities in brief
4   (a)           Condensed financial information
    (b)           Performance information
    (c)           Financial statements
5   (a)           Cover page; About IDS Life of New York
    (b)           The variable accounts
    (c)           The funds
    (d)           Cover page; The funds
    (e)           Voting rights
    (f)           NA
    (g)           NA
6   (a)           Charges
    (b)           Expense Summary; Charges
    (c)           Charges
    (d)           Distribution of the contracts
    (e)           The funds
    (f)           NA
7   (a)           Buying your annuity; Benefits in case of death; The annuity payout period
    (b)           The variable accounts; Making the most of your annuity
    (c)           The funds; Charges
    (d)           Cover page
8   (a)           The annuity payout period
    (b)           Buying your annuity
    (c)           The annuity payout period
    (d)           The annuity payout period
    (e)           The annuity payout period
    (f)           The annuity payout period
9   (a)           Benefits in case of death
    (b)           Benefits in case of death
10  (a)           Buying your annuity; Valuing your investment
    (b)           Valuing your investment
    (c)           Buying your annuity; Valuing your investment
    (d)           About IDS Life of New York
11  (a)           Surrendering your contract
    (b)           TSA - Special surrender provisions
    (c)           Surrendering your contract
    (d)           Buying your annuity
    (e)           The Variable and Combination Retirement Annuities in brief
12  (a)           Taxes
    (b)           Key terms
    (c)           NA
13                NA
14                Table of contents of the Statement of Additional Information


                                     PART B

                  Section in
Item No.          Statement of Additional Information
15  (a)           Cover page
    (b)           NA
16                Table of Contents
17  (a)           NA
    (b)           NA
    (c)           About IDS Life of New York*
18  (a)           NA
    (b)           NA
    (c)           Independent Auditors
    (d)           NA
    (e)           NA
    (f)           NA
19  (a)           Distribution of the contracts*; About IDS Life of New York*
    (b)           Charges*
20  (a)           Principal underwriter
    (b)           Principal underwriter
    (c)           Principal underwriter
    (d)           NA
21  (a)           Performance information
    (b)           Performance information
22                Calculating annuity payouts
23  (a)           Financial statements
    (b)           Financial statements

*Designates section in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

IDS Life of New York Variable Retirement and Combination Retirement Annuities


Prospectus
May 1, 1998


This prospectus describes two individual deferred annuity contracts offered by IDS Life Insurance Company of New York (IDS Life of New York), a subsidiary of IDS Life Insurance Company (IDS Life), which is a subsidiary of American Express Financial Corporation (AEFC). The Variable Retirement Annuity (VRA) is a deferred annuity contract in which a single purchase payment accumulates on a variable basis and retirement benefits are paid to the owner. It can be used for qualified and nonqualified retirement plans. The Combination Retirement Annuity
(CRA) is a deferred annuity contract in which installment purchase payments are accumulated on a fixed and/or variable basis and provides for retirement payments to the owner. It is available only for qualified plans.

New Variable Retirement Annuity contracts are not currently being offered.

IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13 and 14


Sold by:          IDS Life Insurance Company of New York
                  20 Madison Ave. Extension
                  Albany, NY 12203
                  Telephone: 800-541-2251.

This prospectus contains the information about the variable accounts that you should know before investing. Refer to "The variable accounts" in this prospectus. As in the case of other annuities, it may not be advantageous to purchase this annuity as a replacement for, or in addition to an existing annuity.


The prospectus is accompanied or preceded by the Retirement Annuity Mutual Fund prospectus for IDS Life Aggressive Growth Fund, IDS Life International Equity Fund, IDS Life Capital Resource Fund, IDS Life Managed Fund, IDS Life Special Income Fund, IDS Life Moneyshare Fund, IDS Life Growth Dimensions Fund, IDS Life Global Yield Fund and IDS Life Income Advantage Fund. Please read these documents carefully and keep them for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission, or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

IDS Life of New York is not a bank or financial institution and the securities it offers are not deposits or obligations of, backed or guaranteed or endorsed by any bank or financial institution nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


A Statement of Additional Information (SAI) (incorporated by reference into this prospectus) filed with the Securities and Exchange Commission (SEC) is available without charge by contacting IDS Life of New York at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

Table of contents

Key terms

The Variable and Combination
 Retirement Annuities in brief

Expense summary

Condensed financial information

Financial statements

Performance information

The variable accounts

The funds
IDS Life Aggressive Growth Fund IDS Life International Equity Fund IDS Life Capital Resource Fund IDS Life Managed Fund IDS Life Special Income Fund IDS Life Moneyshare Fund IDS Life Growth Dimensions Fund IDS Life Global Yield Fund IDS Life Income Advantage Fund

The fixed account

Buying your annuity
The retirement date
Beneficiary
How to make purchase payments

Charges
Contract administrative charge
Mortality and expense risk fee
Surrender charge

Valuing your investment
Number of units
Accumulation unit value
Net investment factor
Factors that affect variable account accumulation units

Making the most of your annuity Automated dollar-cost averaging Transferring money between accounts Transfer policies How to request a transfer or a surrender

Surrendering your contract
Surrender policies
Receiving payment when you request a surrender

TSA special surrender provisions

Changing ownership

Benefits in case of death

The annuity payout period
Annuity payout plans
Death after annuity payouts begin

Taxes

Voting rights

Distribution of the contracts

About IDS Life of New York


Year 2000


Regular and special reports
Services
Table of contents of the Statement of Additional Information

Key terms

These terms can help you understand details about your annuity.

Annuity - A contract purchased from an insurance company that offers tax-deferred growth of the investment until earnings are withdrawn and that can be tailored to meet the specific needs of the individual during retirement.

Accumulation unit - A measure of the value of each variable account before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the annuity payouts are based.


Annuity payouts - An amount paid at regular intervals under one of several plans available to the owner and/or any other payee. This amount may be paid on a variable or fixed basis or a combination of both.


Annuity unit - A measure of the value of each variable account used to calculate the annuity payouts.

Beneficiary - The person designated to receive annuity benefits in case of the owner's or annuitant's death.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Code - Internal Revenue Code of 1986, as amended.

Contract value - The total value of your annuity before any applicable surrender charge and any contract administrative charge have been deducted.

Contract year - A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account - An account to which you may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by IDS Life of New York.

IDS Life of New York - In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

Mutual funds (funds) - Nine IDS Life Retirement Annuity mutual funds, each with a different investment objective. (See "The funds.") You may allocate your purchase payments into variable accounts investing in shares of any or all of these funds.

Owner (you, your) - The person who controls the annuity (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the annuity's benefits.

Purchase payments - Payments made to IDS Life of New York for an annuity.

Qualified annuity - An annuity purchased for a retirement plan that is subject to applicable federal law and any rules of the plan itself. These plans include:

o        Individual Retirement Annuities (IRAs)


o        Roth IRAs


o        Simplified Employee Pension (SEP) plans

o        Section 401(k) plans

o        Custodial and trusteed pension and profit-sharing plans

o        Tax-Sheltered Annuities (TSAs)

All other annuities are considered nonqualified annuities.

Retirement date - The date when annuity payouts are scheduled to begin. This date is first established when you start your contract. You can change it in the future.

Surrender charge - A deferred sales charge that may be applied if you surrender your annuity before the retirement date.

Surrender value - The amount you are entitled to receive if you surrender your annuity. It is the contract value minus any applicable surrender charge and contract administrative charge.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable account is calculated at the close of business on each valuation date.


Variable accounts - Separate accounts to which you may allocate purchase payments; each invests in shares of one mutual fund. (See "The variable accounts.") The value of your investment in each variable account changes with the performance of the particular fund.

The Variable and Combination Retirement Annuities in brief

Purpose: The Variable and Combination Retirement Annuities are designed to allow you to build up funds for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the annuity. Beginning at a specified future date (the retirement date), the annuity provides lifetime or other forms of payouts to you or to anyone you designate.

Ten-day free look: You may return your annuity to your financial advisor or our Albany office within 10 days after it is delivered to you and receive a full refund of the contract value. No charges will be deducted.

Accounts: You may allocate your purchase payments among any or all of:


o nine variable accounts, each of which invests in mutual funds with a particular investment objective. The value of each variable account varies with the performance of the particular fund. We cannot guarantee that the value at the retirement date will equal or exceed the total of purchase payments allocated to the variable accounts. (p. 18)

o one fixed account, which earns interest at rates that are adjusted periodically by IDS Life of New York. (p. 23)


Buying the annuity: Your financial advisor will help you complete and submit an application for CRA. Applications are subject to acceptance at our Albany office. You may buy a nonqualified annuity or a qualified annuity including an IRA.

o        Minimum purchase payment - $600 on an annual basis.

o Minimum installment or additional payment - $50 monthly; $23.08 biweekly payroll deductions.

o        Maximum first-year payment(s) -
         Nonqualified: $25,000.
         Qualified: Two times initial annual gross premium subject to any restrictions.

o        Maximum payment for each subsequent year -
         Nonqualified: $50,000 excluding rollovers.
         Qualified: Two times initial annual gross premium subject to any restrictions.


Unlike the CRA, VRA was purchased with a single payment. No additional payments are allowed for VRA. (p. 24)

     Transfers: You may redistribute your money among accounts without charge at any time until annuity payouts begin and once per contract year among the variable accounts thereafter. You may establish automated transfers among the fixed and variable account(s), subject to certain restrictions. (p. 35)

Surrenders: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties and may have other tax consequences; also, certain restrictions apply. (p. 37)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, however, such changes of non-qualified annuities may have federal income tax consequences. Certain restrictions apply concerning change of ownership of a qualified annuity. (p. 39)

Benefits in case of death: If you or the annuitant dies before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 40)

Annuity payouts: The contract value of your investment can be applied to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. Payouts may be made on a fixed or variable basis, or both. Total monthly payouts include amounts from each variable account and the fixed account. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise. (p. 41)

Taxes: Generally, your annuity grows tax deferred until you surrender it or begin to receive payouts (under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will still be taxed on the income if you are the owner. Roth IRAs, however, may grow tax-free, if you meet certain distribution requirements. (p. 46)

Charges: Your Variable Retirement Annuity is subject to an annual charge of $20 and your Combination Retirement Annuity is subject to an annual charge of $30 for contract administrative services. Both annuities are also subject to a 1% mortality and expense risk charge and a surrender charge. (p. 27)

Expense summary

The purpose of this table is to help you understand the various costs and expenses associated with VRA and CRA.


You pay no sales charge when you purchase the annuities. All costs that you bear directly or indirectly for the variable accounts and underlying mutual funds are shown below. Some expenses may vary as explained under "Contract charges."

Variable Retirement Annuity Expenses

Owner Expenses
         Surrender Charge*
          (Contingent deferred
           sales charge as a
             percentage of
          amount surrendered)                 Contract Year           Percentage
          -------------------                 -------------           ----------
                                                     1                     7%
                                                     2                     6
                                                     3                     5
                                                     4                     4
                                                     5                     3
                                                     6                     2
                                                     7                     1
                                                8 and later                0


         Annual Contract
         Administrative Charge                                           $20
Separate Account Annual Expense
(as a percentage of average daily net assets of the underlying fund)
         Mortality and Expense Risk Fee                                   1%


Combination Retirement Annuity Expenses
         Owner Expenses
   Surrender Charge*
    (Contingent deferred
      sales charge as a
        percentage of
     amount surrendered)                 Contract Year           Percentage
                                              1-5                    7%
                                               6                     6
                                               7                     5
                                               8                     4
                                               9                     3
                                              10                     2
                                              11                     1
                                         12 and later                0

           Annual Contract
           Administrative Charge                                           $30


         Separate Account Annual Expense
         (as a percentage of average daily net assets of the underlying fund)


           Mortality and Expense Risk Fee                                   1%

*The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the contract.

Annual operating expenses of underlying mutual funds
(Management fees and other expenses deducted as a percentage of average net assets)


                  IDS Life      IDS Life   IDS Life                  IDS Life                 IDS Life    IDS Life     IDS Life
                  Aggressive  InternationalCapital      IDS Life      Special    IDS Life      Growth     Global        Income
                    Growth       Equity     Resource     Managed      Income     Moneyshare  Dimensions     Yield      Advantage
Management fees       0.60%       0.83%        0.60%       0.59%        0.60%        0.51%       0.63%        0.84%       0.62%

Other expenses        0.07        0.11         0.07        0.05         0.07         0.06        0.08         0.07        0.03

Total *               0.67%       0.94%        0.67%       0.64%        0.67%        0.57%       0.71%        0.91%       0.65%

* Annualized operating expenses of underlying mutual funds at Dec. 31, 1997.


Example for the Variable Retirement Annuity:*

                  IDS Life      IDS Life   IDS Life                  IDS Life                 IDS Life    IDS Life     IDS Life
                  Aggressive  InternationalCapital      IDS Life      Special    IDS Life      Growth     Global        Income
                    Growth       Equity     Resource     Managed      Income     Moneyshare  Dimensions     Yield      Advantage

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and surrender at the end of each time period.

1 year            $  89.78    $  92.38     $  89.81    $  89.52     $   89.81    $  88.26    $  90.19     $  92.10    $  89.62

3 years            $109.37     $117.33      $109.37     $108.48      $109.37      $106.41     $110.55      $116.45     $108.78

5 years            $128.77     $142.46      $128.77     $127.23      $128.77      $123.65     $130.80      $140.95     $127.74

10 years           $230.55     $232.45      $203.35     $200.06      $203.35      $192.37     $207.71      $229.25     $201.16

You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:

1 year            $  17.54    $  20.31     $  17.54    $  17.23     $  17.54     $  16.51    $  17.95     $  20.00    $  17.33

3 years           $  54.34    $  62.74     $  54.34    $  53.40     $  54.34     $  51.22    $  55.59     $  61.81    $  53.72

5 years           $  93.57     $107.74     $  93.51    $  91.99     $  93.57     $  88.28    $  95.68      $106.17    $  92.51

10 years           $203.35     $232.45      $203.35     $200.06      $203.35      $192.37     $207.71      $229.25     $201.16

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


* In this example, the $20 annual contract administrative charge is approximated as a 0.041% charge based on our average contract size.


Example for the Combination Retirement Annuity:*

                  IDS Life      IDS Life   IDS Life                  IDS Life                 IDS Life    IDS Life     IDS Life
                  Aggressive  InternationalCapital      IDS Life      Special    IDS Life      Growth     Global        Income
                    Growth       Equity     Resource     Managed      Income     Moneyshare  Dimensions     Yield      Advantage

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and surrender at the end of each time period:


1 year            $  90.73    $  93.30     $  90.73    $  90.44     $  90.73     $  89.77    $  91.11     $  93.01    $  90.53

3 years            $134.15     $141.92      $134.15     $133.29      $134.15      $131.26     $135.31      $141.06     $133.58

5 years            $180.36     $193.38      $180.36     $178.90      $180.36      $175.50     $182.30      $191.94     $179.39

10 years           $241.05     $269.16      $241.05     $237.88      $241.05      $230.45     $245.26      $266.07     $238.94


You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:


1 year            $  18.52    $  21.29     $  18.52    $  18.21     $  18.52     $  17.50    $  18.93     $  20.98    $  18.32

3 years           $  57.33    $  65.72     $  57.33    $  56.40     $  57.33     $  54.21    $  58.58     $  64.79    $  56.71

5 years           $  98.63     $112.74     $  98.63    $  97.05     $  98.63     $  93.36     $100.73      $111.18    $  97.57

10 years           $213.78     $242.61      $213.78     $210.53      $213.78      $202.91     $218.10      $239.45     $211.62

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

* In this example, the $30 annual contract administrative charge is approximated as a .137% charge based on our average contract size.

Condensed financial information
(unaudited)


The following tables give per-unit information about the financial history of each variable account.

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each variable account.

Year Ended Dec. 31,


                                      1997     1996     1995     1994     1993     1992     1991     1990     1989     1988

                             Account 4 (investing in shares of Capital Resource Fund)

Accumulation unit                    $4.64    $4.35    $3.43    $3.43    $3.35    $3.35    $2.24    $2.25    $1.78    $1.61
value at beginning
of period

Accumulation unit value              $5.71    $4.64    $4.35    $3.43    $3.43    $3.35    $3.25    $2.24    $2.25    $1.78
at end of period

Number of accumulation              41,666   47,283   44,849   38,283   30,089   21,677   13,591   10,058    8,345    7,347
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%
expense to average

                             Account 101 (investing in shares of International Equity Fund)

Accumulation unit                    $1.50    $1.38    $1.25    $1.29    $0.98    $1.00       --       --       --       --
value at beginning
of period

Accumulation unit value              $1.52    $1.50    $1.38    $1.25    $1.29    $0.98       --       --       --       --
at end of period

Number of accumulation              75,831   77,830   63,576   51,480   21,650    3,421       --       --       --       --
units outstanding at end
of period (000 omitted)

Ration of operating                   1.00%    1.00%    1.00%    1.00%    1.00%    1.00%      --       --       --       --
expense to average
net assets

           Account 111 (investing in shares of Aggressive Growth Fund)

Accumulation unit                    $1.69    $1.47    $1.12    $1.21    $1.08    $1.00       --       --       --       --
value at beginning
of period

Accumulation unit value              $1.88    $1.69    $1.47    $1.12    $1.21    $1.08       --       --       --       --
at end of period

Number of accumulation              79,813   77,673   62,233   45,347   19,430    5,961       --       --       --       --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%      --       --       --       --
expense to average
net assets

                               Account 5 (investing in shares of Special Income Fund)

Accumulation unit                    $3.73    $3.53    $2.91    $3.06    $2.67    $2.46    $2.12    $2.05    $1.90    $1.74
value at beginning
of period

Accumulation unit value              $4.01    $3.73    $3.53    $2.91    $3.06    $2.67    $2.46    $2.12    $2.05    $1.90
at end of period

Number of accumulation              21,882   24,424   23,903   21,936   23,259   16,710   12,228   10,315    9,301    7,891
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%
expense to average
net assets

                               Account 6 (investing in shares of Moneyshare Fund)

Accumulation unit                    $2.07    $1.99    $1.91    $1.86    $1.83    $1.80    $1.71    $1.61    $1.49    $1.40
value at beginning
of period

Accumulation unit value              $2.17    $2.07    $1.99    $1.91    $1.86    $1.83    $1.80    $1.71    $1.61    $1.49
at end of period

Number of accumulation               4,651    5,927    5,445    3,794    4,113    5,378    7,253    6,487    5,493    2,836
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%
expense to average
net assets

Simple yield2                         4.14%    3.85%    4.11%    4.41%    1.90%    1.77%    3.24%    6.20%    6.80%    7.30%

Compound yield2                       4.22%    3.93%    4.20%    4.51%    1.92%    1.79%    3.29%    6.39%    7.03%    7.57%

                               Account 9 (investing in shares of Managed Fund)

Accumulation unit                    $2.96    $2.57    $2.09    $2.21    $1.98    $1.86    $1.45    $1.42    $1.14    $1.06
value at beginning
of period

Accumulation unit value              $3.51    $2.96    $2.57    $2.09    $2.21    $1.98    $1.86    $1.45    $1.42    $1.14
at end of period

Number of accumulation              73,557   75,219   72,999   66,800   50,761   31,828   20,105   15,292   12,248   11,920
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%
expense to average
net assets

                               Account 123 (investing in shares of Global Yield Fund)

Accumulation unit                    $1.07    $1.00       --       --       --       --       --       --       --       --
value at beginning
of period

Accumulation unit value              $1.10    $1.07       --       --       --       --       --       --       --       --
at end of period

Number of accumulation               5,578    2,311       --       --       --       --       --       --       --       --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%    1.00%      --       --       --       --       --       --       --       --
expense to average
net assets

           Account 133 (investing in shares of Income Advantage Fund)

Accumulation unit                    $1.05    $1.00       --       --       --       --       --       --       --       --
value at beginning
of period

Accumulation unit value              $1.18    $1.05       --       --       --       --       --       --       --       --
at end of period

Number of accumulation              12,894    4,671       --       --       --       --       --       --       --       --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%    1.00%      --       --       --       --       --       --       --       --
expense to average
net assets

           Account 143 (investing in shares of Growth Dimensions Fund)

Accumulation unit                    $1.11    $1.00       --       --       --       --       --       --       --       --
value at beginning
of period

Accumulation unit value              $1.37    $1.11       --       --       --       --       --       --       --       --
at end of period

Number of accumulation              64,613   27,817       --       --       --       --       --       --       --       --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%    1.00%      --       --       --       --       --       --       --       --
expense to average
net assets

1 Accounts 10 and 11 commenced operations on Jan. 13, 1992. 2 Net of annual contract administrative fee and mortality and expense risk fee. 3 Accounts 12, 13 and 14 commenced operations on April 30, 1996.

Financial statements


The SAI dated May 1, 1998, contains:


o      complete audited financial statements of the variable accounts including:


       - statements of net assets as of Dec. 31, 1997;

       - statements of operations for the year ended Dec. 31, 1997, and

       - statements of changes in net assets for the years ended Dec. 31, 1997 and Dec. 31, 1996, except for IDS Life of New York Accounts 12, 13, and 14 which are for the year ended Dec. 31, 1997, and the period April 30, 1996 (commencement of operations) to Dec. 31, 1996.

o complete audited financial statements for IDS Life of New York including:

         - balance sheets as of Dec. 31, 1997 and Dec. 31, 1996; and

         - related statements of income, stockholder's equity and cash flows for each of the years ended Dec. 31, 1997, 1996 and 1995.


Performance information

Performance information for the variable accounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical investment in a particular account during a particular time period. Calculations are performed as follows:

Simple yield - Account 6 (investing in IDS Life Moneyshare Fund): Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.

Compound yield - Account 6: Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.

Yield - For accounts investing in income funds: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.

Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and 10 years (or up to the life of the account if it is less than 10 years old). This figure reflects deduction of all applicable charges, including the contract administrative charge, mortality and expense risk fee and surrender charge, assuming a surrender at the end of the illustrated period. Optional average annual total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender).

Aggregate total return: Represents the cumulative change in the value of an investment over a specified period of time (reflecting change in an account's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the contract administrative charge, mortality and expense risk fee and surrender charge, assuming a surrender at the end of the illustrated period. Optional aggregate total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender). Aggregate total return may be shown by means of schedules, charts or graphs.

Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the account invests and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all charges attributable to the annuity, which has the effect of decreasing advertised performance, account performance should not be compared to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the accounts.)

If you would like additional information about actual performance, contact your financial advisor.

The variable accounts

Purchase payments can be allocated to any or all of the variable accounts that invest in shares of the following funds:

                                        IDS Life of             Established
                                        New York Account

IDS Life Aggressive Growth Fund              11                 Oct. 8, 1991
IDS Life International Equity Fund           10                 Oct. 8, 1991
IDS Life Capital Resource Fund               4                  Nov. 12, 1981
IDS Life Managed Fund                        9                  Feb. 12, 1986
IDS Life Special Income Fund                 5                  Nov. 12, 1981
IDS Life Moneyshare Fund                     6                  Nov. 12, 1981

IDS Life Growth Dimensions Fund              14                 April 17, 1996
IDS Life Global Yield Fund                   12                 April 17, 1996
IDS Life Income Advantage Fund               13                 April 17, 1996

Each variable account meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each account are credited or charged to that account alone. No variable account will be charged with liabilities of any other account or of our general business. Each variable account's net assets are held in relation to the contracts described in this prospectus as well as other variable annuity contracts that we issue that are not described in this prospectus. All obligations arising under the contracts are general obligations of IDS Life of New York.

All variable accounts were established under New York law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC.

The funds

IDS Life Aggressive Growth Fund

Objective: capital appreciation. Invests primarily in common stock of small- and medium-size companies. The fund also may invest in warrants or debt securities or in large well-established companies when the portfolio manager believes such investments offer the best opportunity for capital appreciation.
IDS Life International Equity Fund

Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock. The fund also may invest in certain international bonds if the portfolio manager believes they have a greater potential for capital appreciation than equities.

IDS Life Capital Resource Fund

Objective: capital appreciation. Invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

IDS Life Managed Fund

Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money-market instruments. The fund invests in many different companies in a variety of industries.

IDS Life Special Income Fund

Objective: to provide a high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries and in government bonds.

IDS Life Moneyshare Fund

Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.

IDS Life Growth Dimensions Fund

Objective: long-term growth of capital. Invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

IDS Life Global Yield Fund

Objective: high total return through income and growth of capital. Invests primarily in a non-diversified portfolio of debt securities of U.S. and foreign issuers.

IDS Life Income Advantage Fund

Objective: high current income, with capital growth as a secondary objective. Invests in long-term, high-yielding, high-risk debt securities below investment grade issued by U.S. and foreign corporations.

More comprehensive information regarding each fund is contained in the fund prospectus. You should read the fund prospectus and consider carefully, and on a continuing basis, which fund or combination of funds is best suited to your long-term investment needs. There is no assurance that the investment objectives of the funds will be attained nor is there any guarantee that the contract value will equal or exceed the total purchase payments made. Some funds may involve more risk than others--please monitor your investments accordingly.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each mutual fund intends to comply with these requirements.

The U.S. Treasury and the IRS have indicated that they may provide additional guidance concerning how many variable accounts may be offered and how many exchanges among variable accounts may be allowed before the owner is considered to have investment control and thus is currently taxed on income earned within variable account assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, to ensure that the owner will not be subject to current taxation as the owner of the variable account assets.

We intend to comply with all federal tax laws to ensure that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


IDS Life is the investment manager and AEFC is the investment advisor for each of the funds. American Express Asset Management International Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund. The investment manager and advisors cannot guarantee that the funds will meet their investment objectives. Please read the Retirement Annuity Mutual Fund prospectus for complete information on investment risks, deductions, expenses and other facts you should know before investing. It is available by contacting IDS Life of New York at the address or telephone number on the front of this prospectus, or from your financial advisor.


The fixed account

For the Combination Retirement Annuity contracts only.


Purchase payments may also be allocated to the fixed account. The cash value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of IDS Life of New York, the company's main portfolio of investments. Interest is credited daily and compounded annually. We may change the interest rates from time to time.


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying your annuity

Your financial advisor will help you prepare and submit your application for CRA (VRA is no longer being sold) and send it along with your initial purchase payment to our Albany office. As the owner, you have all rights and may receive all benefits under the contract. The annuity can be owned in joint tenancy only in spousal situations. Please remember that investment performance, expenses and deduction of certain charges affect accumulation unit value.

When you apply, you can select:

o        the account(s) in which you want to invest;

o        how you want to make purchase payments;

o        an annual purchase payment amount;

o        the date you want to start receiving annuity payouts
         (the retirement date); and

o        a beneficiary.


If your application is complete, we will process it and apply your purchase payment to your account(s) within two business days after we receive it at our Albany office. If your application is accepted, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments to your account(s) at the next close of business after we receive your payments at our Albany office.


The retirement date
Upon processing your application, we will establish the retirement date to the maximum age or date as specified below. You can also select a date within the maximum limits. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the date, provided you send us written instructions at least 30 days before annuity payouts begin.


For nonqualified annuities and Roth IRAs, the retirement date must be:


o        no earlier than the 60th day after the contract's effective date; and

o        no later than the annuitant's 85th birthday.


For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

o        on or after the date the annuitant reaches age 59 1/2; and

o for IRAs and SEPs, by April 1 of the year following the year when the annuitant reaches age 70 1/2;

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later retires; except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2.

Beneficiary

If death benefits become payable before the retirement date, your named beneficiary will receive all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in case of death" for more about beneficiaries.)

For the Variable Retirement Annuity

This is a single premium contract. Additional payments cannot be made. This annuity is no longer being sold.

For the Combination Retirement Annuity

If installment payments

$50 monthly; $23.08 biweekly

Installments must total $600 in the first year.*

*If you make no purchase payments for 36 months and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your annuity in a lump sum.

Maximum payment(s)**

Nonqualified:
         first year: $25,000
         subsequent years: two times initial gross premium

Qualified: two times initial gross premium (subject to any IRS limits)

**These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the qualified plan's limits on annual contributions also apply.

How to make purchase payments

1        By letter

Send your check along with your name and account number to:

Regular mail:

IDS Life Insurance Company of New York
Box 5144
Albany, NY  12205

Express mail:

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY  12203

2        By scheduled payment plan

Your financial advisor can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o        a bank authorization.

Charges

Contract administrative charge

This fee is for establishing and maintaining your records. We deduct $20 from each VRA contract or $30 from each CRA contract. This charge is deducted on each anniversary date from the contract value at the end of each contract year.

If you surrender your contract, the charge will be deducted at the time of surrender. The charge cannot be increased and does not apply after annuity payouts begin.

Mortality and expense risk fee

This fee is to cover the mortality risk and expense risk and is applied daily to the variable accounts and reflected in the unit values of the accounts. The variable accounts pay this fee at the time that dividends are distributed from the funds in which they invest. Annually, the fee totals 1% of the variable accounts' average daily net assets.

Approximately two-thirds of this amount is for our assumption of mortality risk and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long the entire group of IDS Life of New York annuitants live. If, as a group, IDS Life of New York annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, IDS Life of New York annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the contract administrative charge cannot be increased and may not cover our expenses. Any deficit would have to be made up from our general assets.

We may use any profits realized from the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

Surrender charge

If you surrender part or all of your contract, you may be subject to a surrender charge as follows:

Variable Retirement Annuity - A surrender charge applies if you make a surrender in the first seven contract years.

                      Surrender charge as
                          percent of
                      amount surrendered                         Contract year
                      ------------------                         -------------
                               7%                                      1
                               6                                       2
                               5                                       3
                               4                                       4
                               3                                       5
                               2                                       6
                               1                                       7
                               0                                 After 7 years

The surrender charge is further limited so it will never exceed 8.5% of aggregate purchase payments made to the contract. After the first contract year, you may surrender 10% of your purchase payment each year without any surrender charge.

Combination Retirement Annuity - A surrender charge applies if you surrender all or part of your annuity's value in the first 11 contract years.

                      Surrender charge as
                          percent of
                      amount surrendered                         Contract year
                      ------------------                         -------------
                               7%                                     1-5
                               6                                       6
                               5                                       7
                               4                                       8
                               3                                       9
                               2                                      10
                               1                                      11
                               0                                After 11 years

The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the contract.

Example of withdrawal charge:
You request a $1,000 partial withdrawal, and the withdrawal charge is 5%:

       1,000 partial withdrawl       = $1,052.63
                 .95

Total amount withdrawn...............................$   1,052.63
                                                     x       0.05
Total withdrawal charge..............................$      52.63

We will not increase the surrender charges during the term of the contract.

Other information on charges: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by IDS Life of New York annuities. Fees for these services start at $30 per calendar year per participant. A termination fee for owners under 59 1/2 will be charged (fee waived in case of death or disability).

Possible group reductions: In some cases (for example an employer making the annuity available to employees) lower sales and administrative expenses may be incurred due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

Valuing your investment

Here is how your accounts are valued:

Fixed account for CRA: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments, plus interest earned, less any amounts surrendered or transferred (including the contract administrative charge).

Variable accounts: Amounts allocated to the variable accounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, a certain number of accumulation units are credited to your contract for that account. Conversely, each time you take a partial surrender, transfer amounts out of a variable account or are assessed a contract administrative charge, a certain number of accumulation units are subtracted from your contract.

The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund. The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying mutual fund and on certain fund expenses. Here is how unit values are calculated:

Number of units

To calculate the number of accumulation units for a particular account, we divide your investment by the current accumulation unit value.

Accumulation unit value

The current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

Net investment factor

o Determined each business day by adding the underlying mutual fund's current net asset value per share, plus per share amount of any current dividend or capital gain distribution; then

o        dividing that sum by the previous net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the accumulation unit value may increase or decrease. You bear this investment risk in a variable account.

Factors that affect variable account accumulation units

Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o        additional purchase payments allocated to the variable account(s);

o        transfers into or out of the variable account(s);

o        partial surrenders;

o        surrender charges; and/or

o        contract administrative charges.


Accumulation unit values will fluctuate due to:


o        changes in underlying mutual fund(s) net asset value;

o        dividends distributed to the variable account(s);

o        capital gains or losses of underlying mutual funds;

o        mutual fund operating expenses; and/or

o        mortality and expense risk fees.

Making the most of your annuity

Automated dollar-cost averaging


You can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable account to a more aggressive one or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying mutual fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower the average cost per unit. For specific features contact your financial advisor.

How dollar-cost averaging works

                     Amount invested      Accumulation unit   Number of units
Month                                     value               purchased

Jan                      $100                  $20                  5.00
Feb                       100                   18                  5.56
March                     100                   17                  5.88
April                     100                   15                  6.67
May                       100                   16                  6.25
June                      100                   18                  5.56
July                      100                   17                  5.88
Aug                       100                   19                  5.26
Sept                      100                   21                  4.76
Oct                       100                   20                  5.00

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more units when the per unit market price is low...

(arrow in table pointing to September) and fewer units when the per unit market price is high.

You have paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


Transferring money between accounts

You may transfer money from one account, including CRA's fixed account, to another before the annuity payouts begin. If we receive your request before the close of business, we will process it that day. Requests received after the close of business will be processed the next business day. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. Certain restrictions apply to transfers involving CRA's fixed account.

Transfer policies

You may transfer contract values between the variable accounts for VRA or CRA, or from the variable account(s) to the fixed account for CRA at any time.

For the Combination Retirement Annuity


o If you have made a transfer from CRA's fixed account to the variable account(s), you may not make a transfer from any variable account back to the fixed account until the next contract anniversary.


o You may transfer contract values from the fixed account to the variable account(s) once a year during a 31-day transfer period starting on each contract anniversary, (except for automated transfers, which can be set up for transfer periods of your choosing subject to certain minimums).

o If we receive your transfer request within 30 days before the contract anniversary date, the transfer from the fixed account to the variable account(s) will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the variable account(s) will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, no transfers may be made to or from the fixed account, but transfers may be made once per contract year among the variable accounts. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise.

How to request a transfer or surrender

1        By letter

Send your name, account number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company of New York
Box 5144
Albany, NY  12205

Express mail:
IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY  12203

Minimum amount
Mail transfers:            $250 or entire account balance
Mail surrenders:           none

Maximum amount
Mail transfers:            None (up to contract value)
Mail surrenders:           None (up to contract value)

2        By automated transfers and automated partial surrenders

Your financial advisor can help you set up automated transfers among your accounts or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to IDS Life of New York. You must allow 30 days for IDS Life of New York to change any instructions that are currently in place.

o Automated transfers from the fixed to variable account(s) may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated transfers and automated partial surrenders are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount
Automated transfers or surrenders:  $50

Maximum amount
Automated transfers or surrenders:          None (except for automated
                                            transfers from the fixed account)

Surrendering your contract

As owner, you may surrender all or part of your contract at any time before annuity payouts begin by sending a written request to IDS Life of New York. For total surrenders we will compute the value of your contract at the close of business after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Surrender charge") and IRS taxes and penalties (see "Taxes"). No surrenders may be made after annuity payouts begin.

Surrender policies

If you have a balance in more than one account and request a partial surrender, we will withdraw money from all your accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

Receiving payment when you request a surrender

By regular or express mail:

o        payable to owner;

o        mailed to address of record.


Note: You will be charged a fee if you request express mail delivery.


By wire:

o        request that payment be wired to your bank;

o        bank account must be in the same ownership as your contract; and

o pre-authorization required. For instructions, contact your financial advisor.

Payment normally will be sent within seven days after receiving your request. However, we may postpone the payment if:

       - the surrender amount includes a purchase payment check that has not cleared;

       - the NYSE is closed, except for normal holiday and weekend closings;

       - trading on the NYSE is restricted, according to SEC rules;

       - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

       - the SEC permits us to delay payment for the protection of security holders.

TSA special surrender provisions

Participants in Tax-Sheltered Annuities: The Code imposes certain restrictions on your right as owner to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions made after Dec. 31, 1988, plus the earnings on them, or to transfers or rollovers of such amounts from other contracts, may be made from the TSA only if:

                - you have attained age 59 1/2;

                - you have become disabled as defined in the Code;

                - you have separated from the service of the employer who
                    purchased the annuity; or

                - the distribution is made to your beneficiary because of
                    your death.

o If you encounter a financial hardship (within the meaning of the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it still may be subject to IRS taxes and penalties. (See "Taxes.")

o The above restrictions on the right to receive a distribution do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions do not apply to transfers or exchanges of contract value within the annuity, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

o For certain types of contributions under a TSA contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. You should consult your employer to determine whether the nondiscrimination rules apply to you.

Changing ownership

You may change ownership of your nonqualified annuity at any time by filing a change of ownership with us at our Albany office. The change will become binding upon us when we receive and record it. We take no responsibility for the validity of the change.

If you have a nonqualified annuity, you may lose your tax advantages by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose to any person except IDS Life of New York. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

Benefits in case of death

If you or the annuitant dies (or, for qualified annuities, if the annuitant dies) before annuity payouts begin, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greater of:

o        the contract value; or

o        purchase payments, minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the contract value.

If your spouse is sole beneficiary under a nonqualified annuity and you die before the retirement date, your spouse may keep the annuity as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the retirement date, and the spouse is the only beneficiary, the spouse may keep the annuity in force until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payments: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death;

o payouts begin no later than one year after death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will determine the contract's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

The annuity payout period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below or we will mutually agree on other payout arrangements. The amount available for payouts under the plan you select is the contract value on your retirement date. No surrender charges are deducted under the payout plans listed below.

You also decide whether annuity payouts are to be made on a fixed or variable basis, or a combination of fixed and variable. Amounts of fixed and variable payouts depend on:

o        the annuity payout plan you select;

o        the annuitant's age and, in most cases, sex;

o        the annuity table in the contract; and

o        the amounts you allocated to the account(s) at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the account(s) you select. These payouts will vary from month to month because the performance of the underlying mutual funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Transfer policies."

Annuity payout plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are to be used to purchase the payout plan.

o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made. This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.

o Plan B - Life annuity with five, 10 or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the retirement date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.

o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time. Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity - no refund: Monthly payouts are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payouts continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E - Payouts for a specified period: Monthly payouts are made for a specific payout period of 10 to 30 years that you elect. Payouts will be made only for the number of years specified whether the annuitant is living or not. Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

Restrictions for some qualified plans: If you purchased a qualified annuity, you must select a payout plan that provides for payouts:

o        over the life of the annuitant;

o        over the joint lives of the annuitant and a designated beneficiary;

o        for a period not exceeding the life expectancy of the annuitant; or

o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

Death after annuity payouts begin

If you or the annuitant dies after annuity payouts begin, any amount payable to the beneficiary will be provided in the annuity payout plan in effect.

Taxes

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or surrender. (See detailed discussion below.) Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made according to our records. Roth IRAs may grow tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts received after your investment in the annuity is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company to the same owner during a calendar year are to be taxed as a single, unified contract when distributions are taken from any one of such contracts.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally will be includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Surrenders: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders before reaching age 59 1/2. For qualified annuities, other penalties may apply if you surrender your annuity before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under an annuity (except a Roth IRA) is not tax-exempt. Any amount received by the beneficiary that represents previously deferred income earnings within the contract, is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payment(s). The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary.


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will continue to be tax-deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

o        because of your death;

o        because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your annuity before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value from an annuity, withholding may be imposed against the taxable income portion of the payout. Any withholding that is done represents a prepayment of your tax due for the year. You take credit for such amounts on the annual tax return that you file.

If the payout is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) withholding is computed using 10% of the taxable portion. Similar to above, as long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, any payment from which federal withholding is deducted may also have state withholding deducted.


The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.


Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% income tax withholding generally will be imposed at the time the payout is made. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:


o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

o        the payment is a minimum distribution required under the Code.

Payments made to a surviving spouse instead of being directly rolled over to an IRA may also be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you make such a transfer without receiving adequate consideration, the transfer is considered a gift and also may be considered a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the amount of deferred earnings at the time of the transfer will be taxed to the original owner, who also may be subject to a 10% IRS penalty as discussed earlier. In this case, the new owner's investment in the annuity will be the value of the annuity at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualifications: The contract is intended to qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, notwithstanding any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendment.


Voting rights

As a contract owner with investments in the variable account(s) you may vote on important mutual fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

o        the reserve held in each account for your contract, divided by

o the net asset value of one share of the applicable underlying mutual fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account not more than 60 days before a shareholders' meeting. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled, will be sent.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Distribution of the contracts

American Express Financial Advisors Inc., a registered broker/dealer and an affiliate of IDS Life of New York, is the sole distributor of the contract. IDS Life of New York pays total commissions of up to 7.0% of the total purchase payments received on the contracts. A portion of this total commission is paid to district managers and field vice presidents of the selling representative.

About IDS Life of New York

The Variable Retirement Annuity and the Combination Retirement Annuity are issued by IDS Life of New York. IDS Life of New York is a wholly owned subsidiary of IDS Life which itself is a wholly-owned subsidiary of American Express Financial Corporation. AEFC is a wholly owned subsidiary of the American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York. Our home office is at 20 Madison Avenue Extension, Albany, New York. Our address for mail is P.O. Box 5144, Albany, NY 12205. IDS Life of New York is licensed in New York and North Dakota and we conduct a conventional life insurance business in the state of New York.

American Express Financial Advisors Inc. offers mutual funds, investment certificates and a broad range of financial management services. IDS Life of New York offers insurance and annuities.


American Express Financial Advisors Inc. serves individuals and businesses through its nationwide network of more than 175 offices and more than 8,600 financial advisors.


Other subsidiaries provide investment management and related services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.


Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Variable Accounts. The Variable Accounts have no computer systems of their own but are dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999. The Year 2000 readiness of other third parties whose system failures could have an impact on the Variable Accounts, operations currently is being evaluated. The potential materiality of any such impact is not known at this time.

Regular and special reports

Services
To help you track and evaluate the performance of your annuity, we provide:

Quarterly statements showing the value of your investment.

Annual reports containing required information on the annuity and its underlying investments.

A personalized annuity progress report detailing the cumulative return since the contract was purchased and the average annual rate of return on your investments. This report, which is unique in the industry, is available upon request from your financial advisor.

Table of contents of the Statement of Additional Information

Performance information............................................ 3
Calculating annuity payouts.........................................6
Rating agencies.....................................................8
Principal underwriter...............................................8
Independent auditors................................................8
Prospectus..........................................................9
Financial statements -
 .........IDS Life of New York Accounts
 .........4, 5, 6, 9, 10, 11, 12, 13 and 14
 .........IDS Life Insurance Company of New York


-------------------------------------------------------------------------------
Please check the appropriate box to receive a copy of the Statement of Additional Information for:

_____  IDS Life of New York Variable Retirement and Combination
       Retirement Annuities

_____  IDS Life Retirement Annuity Mutual Funds

Please return this request to:

IDS Life of New York Annuity Service
IDS Life Insurance Company of New York
P.O. Box 5144
Albany, NY  12205

Your name _______________________________________________________

Address _________________________________________________________

City ______________________  State ______________ Zip ___________

        STATEMENT OF ADDITIONAL INFORMATION

                        for

       VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

       IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13 and 14


                    May 1, 1998



IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13 and 14 are separate accounts established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).


This Statement of Additional Information, dated May 1, 1998, is not a prospectus. It should be read together with the accounts' prospectus, dated May 1, 1998, which may be obtained from your financial advisor, or by writing or calling IDS Life of New York Annuity Service at the address or telephone number below.



IDS Life of New York Annuity Service
20 Madison Avenue Extension
Albany, NY 12203
800-541-2251

IDS Life of New York Variable Retirement and Combination Retirement Annuities

                                TABLE OF CONTENTS


Performance Information.......................................p. 3

Calculating Annuity Payouts...................................p. 6

Rating Agencies...............................................p. 8

Principal Underwriter.........................................p. 8

Independent Auditors..........................................p. 8

Prospectus....................................................p. 9


Financial Statements
 .........- IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13 and 14
 .........- IDS Life Insurance Company of New York

PERFORMANCE INFORMATION

Calculation of yield for Account 6

IDS Life of New York Account 6, which invests in IDS Life Moneyshare Fund, calculates an annualized simple yield and compound yield based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having the balance of one accumulation unit at the beginning of the seven-day period. (The net change does not include capital change, but does include a pro rata share of the annual charges, including the annual contract administrative charge and the mortality and expense risk fee.) The net change in the account value is divided by the value of the account at the beginning of the period to obtain the return for the period. That return is then multiplied by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The variable account's (account) yield does not include any realized or unrealized gains or losses, nor does it include the effect of any applicable surrender charge.

The account calculates its compound yield according to the following formula:

Compound Yield = [(return for seven-day period +1) x (365/7)] - 1


Based on the seven-day period ended Dec. 31, 1997, the account's annualized simple yield was 4.14% and its compound yield was 4.22%.


The rate of return, or yield, on the account's accumulation unit may fluctuate daily and does not provide a basis for determining future yields. Investors must consider, when comparing an investment in Account 6 with fixed annuities, that fixed annuities often provide an agreed-to or guaranteed fixed yield for a stated period of time, whereas the variable account's yield fluctuates. In comparing the yield of Account 6 to a money market fund, you should consider the different services that the annuity provides.

Calculation of yield for accounts investing in income funds

Quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b + 1)6 - 1]
                                       cd
where:  a  =  dividends and investment income earned during the period.
        b  =  expenses accrued for the period (net of reimbursements).
        c  =  the average daily number of accumulation units outstanding during the period that were entitled to receive dividends.
        d = the maximum offering price per accumulation unit on the last day of the period.

Yield on the account is earned from the increase in the net asset value of shares of the fund in which the account invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Based on the 30-day period ended Dec. 31, 1997, the annualized yield for Account 5 was 6.77% for Account 12 was 5.88% and for Account 13 was 8.24%.


Calculation of average annual total return

Quotations of average annual total return for an account will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the annuity contract over a period of one, five and ten years (or, if less, up to the life of the Account), calculated according to the following formula:

                                  P(1+T)n = ERV

where:                P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years.
                    ERV  =  Ending Redeemable Value of a hypothetical $1,000
                             payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

The following performance figures are calculated on the basis of historical performance of the funds.

Average Annual Total Return For Period Ended: Dec. 31, 1997

Average Annual Total Return with Surrender

                                                                                                    Since
Account investing in:                            1 Year            5 Year            10 Year        Inception
--------------------

IDS Life
   Aggressive Growth Fund (1/92)*                3.42%             9.84%             --%            9.88%
   Capital Resource Fund (10/81)                 13.98             9.46              13.08          --
   International Equity Fund (1/92)              -5.70             7.39              --             6.03
   Managed Fund (4/86)                           9.73              10.27             12.39          --
   Moneyshare Fund (10/81)                       -3.45             1.68              4.04           --
   Special Income Fund (10/81)                   -0.08             6.70              8.25           --
   Growth Dimensions Fund (4/96)                 14.19             --                --             15.06
   Global Yield Fund (4/96)                      -4.67             --                --             1.16
   Income Advantage Fund (4/96)                  3.65              --                --             5.34

Average Annual Total Return without Surrender

                                                                                                    Since
Account Investing in:                            1 Year            5 Year            10 Year        Inception
--------------------

IDS Life
   Aggressive Growth Fund (1/92)                 11.20%            11.44%            --%            11.02%
   Capital Resource Fund (10/81)                 22.56             11.06             13.30          --
   International Equity Fund (1/92)              1.40              8.96              --             7.13
   Managed Fund (4/86)                           17.99             11.88             12.62          --
   Moneyshare Fund (10/81)                       3.82              3.16              4.25           --
   Special Income Fund (10/81)                   7.38              8.24              8.47           --
   Growth Dimensions Fund (4/96)                 22.78             --                --             20.17
   Global Yield Fund (4/96)                      2.51              --                --             5.66
   Income Advantage Fund (4/96)                  11.46             --                --             10.03


* inception dates of the funds are shown in parentheses

Aggregate total return

Aggregate total return represents the cumulative change in the value of an investment over a specified period of time (reflecting change in an account's accumulation unit value) and is computed by the following formula:

                                            ERV - P
                                              P

where:        P  =  a hypothetical initial payment of $1,000.
            ERV  =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

The Securities and Exchange Commission requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the account) for which performance is required to be calculated. In addition, performance figures may be shown without the deduction of a surrender charge.

Total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.


Performance of the accounts may be quoted or compared to rankings, yields, or returns, or used in variable annuity accumulation or settlement illustrations as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS

The Variable Account

The following calculations are done separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:
o determine the dollar value of your annuity as of the valuation date seven days before the retirement date.

o apply the result to the annuity table contained in the contract or another table at least as favorable. The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: The value of your account is then converted to annuity units. To compute the number credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date on (or next day preceding) the seventh calendar day before the retirement date. The number of units in your account is fixed. The value of the units fluctuate with the performance of the underlying mutual fund.

Subsequent Payouts: To compute later payouts, we multiply:
o the annuity unit value on the valuation date on or immediately preceding the seventh calendar day before the payout is due; by
o the fixed number of annuity units credited to you.

Annuity Table: The table shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts.

Annuity Unit Values: This value was originally set at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of:

     o the net investment factor; and
     o the neutralizing factor. The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

Net Investment Factor:

     o Determined by adding the underlying mutual fund's current net asset value per share plus per share amount of any current dividend or capital gain distribution; then
     o dividing that sum by the previous net asset value per share; and
     o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the net investment factor may be greater or less than one, and the accumulation unit value may increase or decrease. You bear this investment risk in a variable account.

The Fixed Account

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then

o using an annuity table we apply the value according to the annuity payout plan you select; and

o the annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to IDS Life of New York by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable accounts of the annuity. This information relates only to the fixed account and reflects IDS Life's Life of New York's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

             Rating agency                        Rating

               A.M. Best                            A+
                                   (Superior)

             Duff & Phelps                         AAA

                Moody's                            Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the accounts is American Express Financial Advisors Inc. which offers the variable annuities on a continuous basis.


Surrender charges received by IDS Life of New York for 1997, 1996 and 1995, aggregated $688,445, $551,374, and $464,724, respectively. Commissions paid by IDS Life of New York for 1997, 1996 and 1995, aggregated $1,067,783, $1,036,511, and $681,615, respectively. The surrender charges were applied toward payment of commissions.


INDEPENDENT AUDITORS


The financial statements of IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13 and 14 including the statements of net assets as of December 31, 1997, and the related statements of operations for the year then ended, and the related statements of changes in net assets for each of the two years in the period then ended, except for IDS Life of New York Accounts 12, 13 and 14 which are for the year ended Dec. 31, 1997 and the period April 30, 1996 (commencement of operations) to December 31, 1996 and the financial statements of IDS Life Insurance Company of New York as of December 31, 1997 and for each of the three years in the period ended Dec. 31, 1997, appearing in this SAI, have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing herein.

PROSPECTUS


The prospectus dated May 1, 1998, is hereby incorporated in this Statement of Additional Information by reference.

   IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13 and 14

   Annual Financial Information

   Report of Independent Auditors

   The Board of Directors
   IDS Life Insurance Company of New York

   We have audited the accompanying individual and combined statements of net assets of IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13 and 14 as of December 31, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for Accounts 12, 13 and 14 which are for the year ended December 31, 1997 and the period April 30, 1996 (commencement of operations) to December 31, 1996. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 with the affiliated mutual fund manager. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13 and 14 at December 31, 1997, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.




   Ernst & Young LLP
   Minneapolis, Minnesota
   March 13, 1998

IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13, and 14

------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets                                                                                              Dec. 31, 1997


                                                                                    Segregated Asset Account
                                           -----------------------------------------------------------------------------------------
Assets                                       4                10               11                   5                   6

------------------------------------------------------------------------------------------------------------------------------------
Investments  in shares of  mutual  funds,
at  market  value:  IDS Life  Capital
Resource Fund - 8,344,103 shares
at net asset value
of  $28.58 per share (cost $202,873,711)   $ 238,441,743    $           -     $           -       $           -      $            -
IDS Life International Equity Fund -
8,473,882 shares at net asset value
of  $13.63 per share (cost $105,569,218)               -      115,489,858                 -                   -                   -
IDS Life Aggressive Growth Fund -
9,356,227 shares at net asset value
of  $16.07 per share (cost $124,879,578)               -                -       150,360,720                   -                   -
IDS Life Special Income Fund -
7,467,419 shares at net asset value
of  $11.80 per share (cost $85,305,822)                -                -                 -          88,078,814                   -
IDS Life Moneyshare Fund, Inc. -
10,189,123 shares at net asset value
of  $1.00 per share (cost $10,188,612)                 -                -                 -                   -          10,189,274
IDS Life Managed Fund, Inc. -
14,416,209 shares at net asset value
of  $18.04 per share (cost $206,233,388)               -                -                 -                   -                   -
IDS Life Global Yield Fund -
592,680 shares at net asset value
of  $10.39 per share (cost $6,076,439)                 -                -                 -                   -                   -
IDS Life Income Advantage Fund -
1,468,775 shares at net asset value
of  $10.38 per share (cost $14,880,682)                -                -                 -                   -                   -
IDS Life Growth Dimensions Fund -
6,456,777 shares at net asset value
of  $13.70 per share (cost $74,485,895)                -                -                 -                   -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                             238,441,743      115,489,858       150,360,720          88,078,814          10,189,274
------------------------------------------------------------------------------------------------------------------------------------

Dividends receivable                                   -                -                 -             545,863              47,422
Accounts receivable from IDS Life of New York
for contract purchase payments                    12,197           11,137            12,592              45,656              12,310
Receivable from mutual funds for
share redemptions                                 97,244           51,143            42,227                  31                   -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                 238,551,184      115,552,138       150,415,539          88,670,364          10,249,006
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
Mortality and expense risk fee                   216,111          104,863           135,869              79,825               9,294
Contract terminations                             97,244           51,143            42,227                  31                   -
Payable to mutual funds for investments
purchased                                         12,197           11,137            12,592             511,695              50,438
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                325,552          167,143           190,688             591,551              59,732
------------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to contracts in
accumulation period                          237,904,641      115,346,480       150,131,593          87,804,074          10,105,542
Net assets applicable to contracts in
payment period                                   320,991           38,515            93,258             274,739              83,732
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                           $ 238,225,632    $ 115,384,995     $ 150,224,851        $ 88,078,813        $ 10,189,274
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                41,665,709       75,831,387        79,813,154          21,881,898           4,651,207
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit             $ 5.71           $ 1.52            $ 1.88              $ 4.01              $ 2.17
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13, and 14

------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                                  Dec. 31, 1997

                                                                         Segregated Asset Account
                                             ----------------------------------------------------------------------------  Combined
Assets                                           9                 12                13               14                   Variable
                                                                                                                            Account
------------------------------------------------------------------------------------------------------------------------------------
Investments  in shares of  mutual  funds,
at  market  value:  IDS Life  Capital
Resource Fund - 8,344,103 shares
at net asset value
of  $28.58 per share (cost $202,873,711)       $           -      $        -      $         -      $          -       $ 238,441,743
IDS Life International Equity Fund -
8,473,882 shares at net asset value
of  $13.63 per share (cost $105,569,218)                   -               -                -                 -         115,489,858
IDS Life Aggressive Growth Fund -
9,356,227 shares at net asset value
of  $16.07 per share (cost $124,879,578)                   -               -                -                 -         150,360,720
IDS Life Special Income Fund -
7,467,419 shares at net asset value
of  $11.80 per share (cost $85,305,822)                    -               -                -                 -          88,078,814
IDS Life Moneyshare Fund, Inc. -
10,189,123 shares at net asset value
of  $1.00 per share (cost $10,188,612)                     -               -                -                 -          10,189,274
IDS Life Managed Fund, Inc. -
14,416,209 shares at net asset value
of  $18.04 per share (cost $206,233,388)         260,033,184               -                -                 -         260,033,184
IDS Life Global Yield Fund -
592,680 shares at net asset value
of  $10.39 per share (cost $6,076,439)                     -       6,156,778                -                 -           6,156,778
IDS Life Income Advantage Fund -
1,468,775 shares at net asset value
of  $10.38 per share (cost $14,880,682)                    -               -       15,253,010                 -          15,253,010
IDS Life Growth Dimensions Fund -
6,456,777 shares at net asset value
of  $13.70 per share (cost $74,485,895)                    -               -                -        88,457,834          88,457,834
------------------------------------------------------------------------------------------------------------------------------------
                                                 260,033,184       6,156,778       15,253,010        88,457,834         972,461,215
------------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                       -          32,243          110,921                 -             736,449
Accounts receivable from IDS Life of New York
for contract purchase payments                        14,374           1,295           14,220            62,411             186,192
Receivable from mutual funds for
share redemptions                                     19,045              30               30                 -             209,750
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                     260,066,603       6,190,346       15,378,181        88,520,245         973,593,606
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
Mortality and expense risk fee                       235,666           5,448           13,410            78,737             879,223
Contract terminations                                 19,045              30               30                 -             209,750
Payable to mutual funds for investments
purchased                                             14,374          28,090          111,731            62,411             814,665
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    269,085          33,568          125,171           141,148           1,903,638
------------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to contracts in
accumulation period                              258,393,009       6,145,413       15,203,560        88,246,916         969,281,228
Net assets applicable to contracts in
payment period                                     1,404,509          11,365           49,450           132,181           2,408,740
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                               $ 259,797,518     $ 6,156,778     $ 15,253,010      $ 88,379,097       $ 971,689,968
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                    73,556,872       5,577,842       12,893,865        64,612,620
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                  $3.51           $1.10            $1.18             $1.37
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13, and 14

------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations                                                                                  Year ended Dec. 31, 1997

                                                                                Segregated Asset Account
                                                ------------------------------------------------------------------------------------
Investment income                                   4               10               11                5                  6

------------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                 $ 6,579,139     $ 4,328,095      $ 13,193,361      $ 8,286,724         $ 592,731
Mortality and expense risk fee                      2,317,773       1,183,901         1,395,902          898,649           118,015
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                      4,261,366       3,144,194        11,797,459        7,388,075           474,716
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments - net

------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                33,866,544       7,597,907         5,088,031       11,234,457         8,650,242
Cost of investments sold                           28,905,416       6,692,110         4,097,968       10,716,994         8,648,658
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments             4,961,128         905,797           990,063          517,463             1,584
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                        37,279,668      (1,978,110)        2,801,037       (1,216,238)           (1,623)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     42,240,796      (1,072,313)        3,791,100         (698,775)              (39)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations          $ 46,502,162     $ 2,071,881      $ 15,588,559      $ 6,689,300         $ 474,677
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13, and 14

------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                                                      Year ended Dec. 31, 1997

                                                                            Segregated Asset Account
                                                   ----------------------------------------------------------------------  Combined
Investment income                                       9               12              13              14                 Variable
                                                                                                                            Account
------------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                    $ 26,190,249     $ 227,376       $ 924,812       $ 562,768        $ 60,885,255
Mortality and expense risk fee                          2,510,237        44,886         100,088         651,337           9,220,788
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                         23,680,012       182,490         824,724         (88,569)         51,664,467
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments - net

------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                    12,333,516       180,227         121,791         243,682          79,316,397
Cost of investments sold                                9,361,450       176,939         116,844         207,572          68,923,951
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 2,972,066         3,288           4,947          36,110          10,392,446
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                            14,481,685         2,041         296,319      12,608,281          64,273,060
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         17,453,751         5,329         301,266      12,644,391          74,665,506
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations              $ 41,133,763     $ 187,819     $ 1,125,990    $ 12,555,822       $ 126,329,973
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life of New York Accounts 4,10, 11, 5, 6, 9, 12, 13, and 14

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                                       Year ended Dec. 31, 1997

                                                                            Segregated Asset Account
                                            ----------------------------------------------------------------------------------------
Operations                                     4               10               11                   5                    6

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net               $ 4,261,366     $ 3,144,194      $ 11,797,459         $ 7,388,075           $ 474,716
Net realized gain (loss) on investments        4,961,128         905,797           990,063             517,463               1,584
Net change in unrealized appreciation or
depreciation of investments                   37,279,668      (1,978,110)        2,801,037          (1,216,238)             (1,623)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                               46,502,162       2,071,881        15,588,559           6,689,300             474,677
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                     7,229,181       4,673,649         5,879,059           2,385,529           1,832,361
Net transfers*                               (19,890,234)       (711,075)        4,544,656          (5,786,440)         (3,125,491)
Transfers for policy loans                       272,584         118,146           139,573              59,837              28,176
Annuity payments                                 (22,358)         (4,710)           (5,390)            (17,323)             (2,589)
Contract charges                                (191,583)        (95,854)         (111,055)            (64,936)             (6,932)
Contract terminations:
Surrender benefits                           (14,650,463)     (6,643,035)       (6,495,887)         (6,268,353)         (1,274,842)
Death benefits                                  (942,624)       (439,998)         (360,612)           (411,415)           (101,744)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                        (28,195,497)     (3,102,877)        3,590,344         (10,103,101)         (2,651,061)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              219,918,967     116,415,991       131,045,948          91,492,614          12,365,658
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $ 238,225,632   $ 115,384,995     $ 150,224,851        $ 88,078,813        $ 10,189,274
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year        47,282,795      77,830,409        77,672,683          24,424,365           5,926,901
Contract purchase payments                     1,421,479       3,057,399         3,418,102             622,432             862,329
Net transfers*                                (4,052,868)       (461,511)        2,638,842          (1,408,968)         (1,391,037)
Transfers for policy loans                        51,985          76,481            80,471              15,521              13,228
Contract charges                                 (37,611)        (62,637)          (64,104)            (17,032)             (3,320)
Contract terminations:
Surrender benefits                            (2,816,039)     (4,322,303)       (3,722,288)         (1,646,845)           (708,870)
Death benefits                                  (184,032)       (286,451)         (210,552)           (107,575)            (48,024)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              41,665,709      75,831,387        79,813,154          21,881,898           4,651,207
------------------------------------------------------------------------------------------------------------------------------------
*Includes transfer activity from (to) other accounts and transfers (from) to IDS
Life of New York for conversion from (to) fixed account.

See accompanying notes to financial statements.

IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13, and 14

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                           Year ended Dec. 31, 1997

                                                                     Segregated Asset Account
                                          -----------------------------------------------------------------------------   Combined
Operations                                   9                  12                 13                  14                 Variable
                                                                                                                           Account
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net             $ 23,680,012       $ 182,490           $ 824,724           $ (88,569)       $ 51,664,467
Net realized gain (loss) on investments       2,972,066           3,288               4,947              36,110          10,392,446
Net change in unrealized appreciation or
depreciation of investments                  14,481,685           2,041             296,319          12,608,281          64,273,060
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                              41,133,763         187,819           1,125,990          12,555,822         126,329,973
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                    7,699,003         270,483             540,362           5,022,138          35,531,765
Net transfers*                                3,948,878       3,401,265           9,201,341          42,545,064          34,127,964
Transfers for policy loans                      226,152           3,119               6,882              85,728             940,197
Annuity payments                               (107,573)           (673)             (1,549)             (7,187)           (169,352)
Contract charges                               (193,749)         (2,380)             (5,625)            (45,102)           (717,216)
Contract terminations:
Surrender benefits                          (15,399,711)       (162,887)           (484,531)         (2,553,237)        (53,932,946)
Death benefits                               (1,763,994)        (17,785)            (36,753)           (123,631)         (4,198,556)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                        (5,590,994)      3,491,142           9,220,127          44,923,773          11,581,856
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             224,254,749       2,477,817           4,906,893          30,899,502         833,778,139
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $ 259,797,518     $ 6,156,778        $ 15,253,010        $ 88,379,097       $ 971,689,968
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year       75,218,566       2,311,440           4,671,075          27,817,069
Contract purchase payments                    2,338,828         252,875             498,343           4,088,492
Net transfers*                                1,372,623       3,188,152           8,236,920          34,812,118
Transfers for policy loans                       69,343           2,904               6,047              69,853
Contract charges                                (59,844)         (2,228)             (5,010)            (35,850)
Contract terminations:
Surrender benefits                           (4,832,667)       (159,040)           (482,092)         (2,043,382)
Death benefits                                 (549,977)        (16,261)            (31,418)            (95,680)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             73,556,872       5,577,842          12,893,865          64,612,620
------------------------------------------------------------------------------------------------------------------------------------
*Includes transfer activity from (to) other accounts and transfers (from) to IDS
Life of New York for conversion from (to) fixed account.

See accompanying notes to financial statements.

IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13, and 14

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                                      Year ended Dec. 31, 1996

                                                                               Segregated Asset Account
                                           -----------------------------------------------------------------------------------------
Operations                                      4                  10               11                5                    6

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                $ 32,567,928       $ 2,980,565      $ 12,381,170      $ 5,956,303          $ 436,602
Net realized gain (loss) on investments          1,192,288            83,073           299,147          199,465              1,202
Net change in unrealized appreciation or
depreciation of investments                    (19,655,157)        5,168,183         2,596,119         (968,877)              (169)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       14,105,059         8,231,821        15,276,436        5,186,891            437,635
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                      20,330,907        12,049,591        13,404,656       10,398,139          8,607,758
Net transfers**                                  1,600,158        12,202,696        15,280,912       (2,184,401)        (6,469,416)
Transfers for policy loans                         202,501           103,529           109,247           54,947             63,917
Annuity payments                                   (15,604)           (2,155)           (1,422)         (15,209)                 -
Contract charges                                  (202,297)          (93,716)         (100,503)         (71,767)            (7,431)
Contract terminations:
Surrender benefits                             (10,133,424)       (3,283,391)       (3,668,917)      (5,387,735)          (986,101)
Death benefits                                  (1,010,404)         (445,933)         (490,164)        (969,384)          (148,200)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                           10,771,837        20,530,621        24,533,809        1,824,590          1,060,527
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                195,042,071        87,653,549        91,235,703       84,481,133         10,867,496
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 219,918,967     $ 116,415,991     $ 131,045,948     $ 91,492,614       $ 12,365,658
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year          44,849,219        63,576,047        62,233,323       23,903,081          5,445,411
Contract purchase payments                       4,567,169         8,408,019         8,509,131        2,970,770          4,416,368
Net transfers**                                    404,594         8,480,752         9,621,711         (594,109)        (3,159,416)
Transfers for policy loans                          45,098            71,375            68,531           15,495             31,550
Contract charges                                   (45,712)          (65,492)          (63,531)         (20,385)            (3,814)
Contract terminations:
Surrender benefits                              (2,293,619)       (2,289,122)       (2,326,635)      (1,565,420)          (731,034)
Death benefits                                    (243,954)         (351,170)         (369,847)        (285,067)           (72,164)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                47,282,795        77,830,409        77,672,683       24,424,365          5,926,901
------------------------------------------------------------------------------------------------------------------------------------
**Includes  transfer  activity from (to) other accounts and transfers  (from) to
IDS Life of New York for conversion  from (to) fixed account.

See  accompanying notes to financial statements.


IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13, and 14

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets  - continued                                                          Year ended Dec. 31, 1996

                                                                      Segregated Asset Account
                                          ----------------------------------------------------------------------------    Combined
Operations                                       9                  12*              13*              14*                 Variable
                                                                                                                           Account
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                $ 17,145,312         $ 20,829        $ 118,109         $ (15,724)       $ 71,591,094
Net realized gain (loss) on investments          1,388,654            1,256              307               749           3,166,141
Net change in unrealized appreciation or
depreciation of investments                     12,125,056           78,298           76,009         1,363,658             783,120
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       30,659,022          100,383          194,425         1,348,683          75,540,355
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                      14,199,518          729,261        1,221,447         4,412,059          85,353,336
Net transfers**                                  3,533,766        1,658,796        3,530,908        25,471,387          54,624,806
Transfers for policy loans                         250,240              515              663            11,905             797,464
Annuity payments                                   (53,767)               -                -            (1,152)            (89,309)
Contract charges                                  (185,940)            (363)            (773)           (5,767)           (668,557)
Contract terminations:
Surrender benefits                             (10,923,388)         (10,775)         (39,777)         (337,613)        (34,771,121)
Death benefits                                  (1,123,893)               -                -                 -          (4,187,978)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                            5,696,536        2,377,434        4,712,468        29,550,819         101,058,641
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                187,899,191                -                -                 -         657,179,143
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 224,254,749      $ 2,477,817      $ 4,906,893      $ 30,899,502       $ 833,778,139
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year          72,999,139                -                -                 -
Contract purchase payments                       5,336,610          723,874        1,249,285         4,300,482
Net transfers**                                  1,346,249        1,611,211        3,491,927        23,898,488
Transfers for policy loans                          92,249              483              638            10,893
Contract charges                                   (69,479)            (348)            (762)           (5,376)
Contract terminations:
Surrender benefits                              (4,029,397)         (23,780)         (70,013)         (387,418)
Death benefits                                    (456,805)               -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                75,218,566        2,311,440        4,671,075        27,817,069
------------------------------------------------------------------------------------------------------------------------------------
*For the period April 30, 1996 (commencement of operations) to Dec. 31, 1996.
**Includes  transfer  activity from (to) other accounts and transfers  (from) to
IDS Life of New York for conversion  from (to) fixed account.

See  accompanying notes to financial statements.

IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13 and 14

Notes to Financial Statements
---------------------------------------------------------
1. Organization

IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13 and 14 were established as segregated asset accounts of IDS Life Insurance Company of New York (IDS Life of New York) under New York law and are registered collectively as a single unit investment trust under the Investment Company Act of 1940. Accounts 4, 5 and 6 were established on Nov. 12, 1981 and commenced operations on Oct. 25, 1982. Account 9 was established on Feb. 12, 1986 and commenced operations on April 30, 1986. Accounts 10 and 11 were established on Oct. 8, 1991 and commenced operations on Jan. 13, 1992. Accounts 12, 13 and 14 were established on April 17, 1996 and commenced operations on April 30, 1996. IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13 and 14 are collectively referred to as "the Accounts."

The assets of the Accounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other segregated asset accounts or by IDS Life of New York. Contract owners allocate their variable purchase payments to one or more of the nine segregated asset accounts. Such funds are then invested in shares of nine mutual funds organized by IDS Life Insurance Company (IDS Life) as the investment vehicles for variable annuity contracts issued by IDS Life of New York, IDS Life, and other of its subsidiaries.

Each Fund is registered under the Investment Company Act of 1940 as a diversified, (non-diversified for Global Yield) open-end management investment company or series of an open-end management investment company. IDS Life Capital Resource Fund, IDS Life Special Income Fund and IDS Life Moneyshare Fund, Inc. commenced operations on Oct. 13, 1981. IDS Life Managed Fund, Inc. commenced operations on April 30, 1986. IDS Life Aggressive Growth Fund and IDS Life International Equity Fund commenced operations on Jan. 13, 1992. IDS Life Global Yield Fund, IDS Life Income Advantage Fund and IDS Life Growth Dimensions Fund commenced operations on April 30, 1996. Funds allocated to IDS Life of New York Account 4 are invested in the shares of IDS Life Capital Resource Fund; IDS Life of New York Account 10 invests in the shares of IDS Life International Equity Fund; IDS Life of New York Account 11 invests in the shares of IDS Life Aggressive Growth Fund; IDS Life of New York Account 5 invests in the shares of IDS Life Special Income Fund; IDS Life of New York Account 6 invests in the shares of IDS Life Moneyshare Fund, Inc.; IDS Life of New York Account 9 invests in the shares of IDS Life Managed Fund, Inc.; IDS Life of New York Account 12 invests in the shares of IDS Life Global Yield Fund; IDS Life of New York Account 13 invests in the shares of IDS Life Income Advantage Fund and IDS Life of New York Account 14 invests in the shares of IDS Life Growth Dimension Fund.

IDS Life Insurance Company, parent company of IDS Life of New York, serves as investment manager and principal underwriter for the underlying nine mutual funds. American Express Financial Corporation (AEFC), an affiliated company, is the investment advisor for each of the funds. American Express Asset Management International, Inc. an affiliated company, is the sub-investment advisor for IDS Life International Equity Fund. American Express Financial Advisors Inc., an affiliated company, is the principal underwriter for the Accounts.

---------------------------------------------------------
2. Summary of Significant Accounting Policies

Investments in Mutual Funds

Investments in shares of the mutual funds are stated at market value, which is the net asset value per share as determined by the respective mutual funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the mutual funds are reinvested in additional shares of the mutual funds and are recorded as income by the Accounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the mutual funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life of New York is taxed as a life insurance company. The Accounts are treated as part of IDS Life of New York for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Accounts.

--------------------------------------------------------
3. Mortality and Expense Risk Fee and Administrative Charges

IDS Life of New York makes contractual assurances to the Accounts that possible future adverse changes in contract expenses and mortality experience of the annuitants and beneficiaries will not affect the Accounts. The mortality and expense risk fee paid to IDS Life of New York is computed daily and is equal, on an annual basis, to 1 percent of the average daily net assets of the Accounts.

An annual charge of $20 is deducted from the contract value of each Variable Retirement Annuity contract. An annual charge of $30 is deducted from the contract value of each Combination Retirement Annuity contract. An annual charge of $30 is deducted from the certificate value of each Employee Benefit Annuity Certificate. A quarterly charge of $6 is deducted from the contract value of each Flexible Annuity contract. The annual charges are deducted at contract or certificate year end and the quarterly charges are deducted at contract quarter end, during the accumulation period, for administrative services provided to the Accounts by IDS Life of New York.

A contingent deferred sales charge (surrender charge) will be imposed upon:

a) certain Variable Retirement Annuity contract surrenders during the first seven years,

b) Combination Retirement Annuity contract surrenders during the first eleven years,

c) Employee Benefit Annuity Certificate surrenders during the first eleven years, and

d) Flexible Annuity contract surrenders of amounts other than those representing earnings or those representing purchase payments six contract years old or more.

Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $688,445 in 1997 and $551,374 in 1996. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

---------------------------------------------------------
4. Investment Transactions

The Accounts' purchases of mutual fund shares including reinvestment of dividend distributions, were as follows:

                                                       Year ended Dec. 31,
Account   Investment                                1997            1996
 4      IDS Life Capital Resource Fund........ $  9,955,200     $ 56,554,274
10      IDS Life International Equity Fund....    7,642,538       24,422,664
11      IDS Life Aggressive Growth Fund.......   20,497,759       38,284,864
 5      IDS Life Special Income Fund..........    8,519,432       13,748,022
 6      IDS Life Moneyshare Fund, Inc.........    6,472,896        9,156,896
 9      IDS Life Managed Fund, Inc............   30,461,765       30,751,777
12      IDS Life Global Yield Fund............    3,853,859        2,498,462*
13      IDS Life Income Advantage Fund. ......   10,166,644        4,869,583*
14      IDS Life Growth Dimensions Fund.......   45,132,222       29,583,647*
        Combined Variable Account ............ $142,702,315     $209,870,189

*For the period April 30, 1996 (commencement of operations)to Dec. 31, 1996.

-----------------------------------------------------------------------
5. Year 2000 Issue (Unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Variable Accounts. The Variable Accounts have no computer systems of their own but are dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

The Year 2000 readiness of other third parties whose system failures could have an impact on the Variable Accounts' operations is currently being evaluated. The potential materiality of any such impact is not known at this time.

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.



Ernst & Young LLP
Minneapolis, Minnesota
February 5, 1998

IDS LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------
BALANCE SHEETS                              Dec. 31, 1997    Dec. 31, 1996

ASSETS                                                (thousands)
--------------------------------------------------------------------------
Investments:
Fixed maturities:
Held to maturity, at amortized cost (Fair value:
1997, $562,979; 1996, $604,635)                 $ 535,651        $ 585,812
Available for sale, at fair value (Fair value:
1996, $582,962; 1996, $590,608)                   603,576          601,623
Mortgage loans on real estate                     178,826          160,017
Policy loans                                       23,349           20,077
Other investments                                     970            1,374
--------------------------------------------------------------------------
Total investments                               1,342,372        1,368,903
--------------------------------------------------------------------------
Accrued investment income                          20,205           21,068
Deferred policy acquisition costs                 126,614          119,183
Other assets                                        4,227            3,950
Separate account assets                         1,236,759          950,018
--------------------------------------------------------------------------
Total assets                                   $2,730,177       $2,463,122
--------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities                                  $964,483       $1,054,954
Universal life-type insurance                     147,744          142,278
Traditional life, disability income
and long-term care insurance                       50,469           45,338
Policy claims and other policyholders' funds        4,013            3,155
Deferred income taxes                              11,445            9,046
Amounts due to brokers                             29,054            3,007
Other liabilities                                  28,931           25,463
Separate account liabilities                    1,236,759          950,018
--------------------------------------------------------------------------
Total liabilities                               2,472,898        2,233,259
--------------------------------------------------------------------------
Stockholder's equity:
Capital stock, $10 par value per share;
200,000 shares authorized, issued and outstanding   2,000            2,000
Additional paid-in capital                         49,000           49,000
Net unrealized gain on investments                 13,175            6,937
Retained earnings                                 193,104          171,926
--------------------------------------------------------------------------
Total stockholder's equity                        257,279          229,863
--------------------------------------------------------------------------
Total liabilities and stockholder's equity     $2,730,177       $2,463,122
--------------------------------------------------------------------------
See accompanying notes.

-------------------------------------------------------------------------------
STATEMENTS OF INCOME
                                                     Years ended Dec. 31,
                                               1997         1996         1995
                                                         (thousands)
-------------------------------------------------------------------------------
Revenues:
Traditional life, disability income
and long-term care insurance
premiums                                     $ 12,376    $  10,931      $ 9,280
Policyholder and contractholder charges        18,319       15,832       13,216
Mortality and expense risk fees                11,312        8,574        6,213
Net investment income                         106,274      109,468      110,924
Net realized gains (losses) on investments        547       (1,424)       1,548
-------------------------------------------------------------------------------
Total revenues                                148,828      143,381      141,181
-------------------------------------------------------------------------------
Benefits and expenses:
Death and other benefits:
Traditional life, disability income
and long-term care insurance                    3,633        4,182        3,354
Universal life-type insurance
and investment contracts                        3,852        4,409        4,548
Increase in liabilities for future
policy benefits for traditional life,
disability income and
long-term care insurance                        3,979        2,324        1,958
Interest credited on universal life-type
insurance and investment contracts             62,294       65,099       68,630
Amortization of deferred policy
acquisition costs                              17,201       16,071       13,085
Other insurance and operating expenses         10,220        8,972        7,474
-------------------------------------------------------------------------------
Total benefits and expenses                   101,179      101,057       99,049
-------------------------------------------------------------------------------
Income before income taxes                     47,649       42,324       42,132
Income taxes                                   16,471       14,640       14,745
-------------------------------------------------------------------------------
Net income                                   $ 31,178     $ 27,684     $ 27,387
-------------------------------------------------------------------------------
See accompanying notes.


 STATEMENTS OF STOCKHOLDER'S EQUITY

                                Three years ended December 31, 1997
                                           (thousands)

                                        Additional  Net Unrealized
                               Capital   Paid-In     Gains (Losses) Retained
                                Stock    Capital    on Investments  Earnings     Total
---------------------------------------------------------------------------------------

Balance, December 31, 1994     $2,000   $ 49,000      $ (12,369)    $133,090   $171,721
  Net income                       --         --             --       27,387     27,387
  Change in net unrealized
   gains (losses) on investments   --         --         27,710           --     27,710
  Cash dividends                   --         --             --       (8,000)    (8,000)
  Loss on investment transfer
   to parent                       --         --             --         (235)      (235)
----------------------------------------------------------------------------------------
Balance, December 31, 1995      2,000     49,000         15,341      152,242    218,583
  Net income                       --         --             --       27,684     27,684
  Change in net unrealized
   gains (losses) on investments   --         --         (8,404)          --     (8,404)
  Cash dividends                   --         --             --       (8,000)    (8,000)
----------------------------------------------------------------------------------------
Balance, December 31, 1996      2,000     49,000          6,937      171,926    229,863
  Net income                       --         --             --       31,178     31,178
  Change in net unrealized
   gains (losses) on investments   --         --          6,238           --      6,238
  Cash dividends                   --         --             --      (10,000)   (10,000)
----------------------------------------------------------------------------------------
Balance, December 31, 1997     $2,000    $49,000       $ 13,175     $193,104   $257,279
----------------------------------------------------------------------------------------
See accompanying notes.

--------------------------------------------------------------------------------
STATEMENTS OF CASH FLOWS                               Years ended Dec. 31,
                                                 1997        1996       1995
                                                        (thousands)
--------------------------------------------------------------------------------
Cash flows from operating activities:
Net income                                    $31,178      $27,684      $27,387
Adjustments to reconcile net income to net
cash provided by operating activities:
Policy loan issuance, excluding universal
life-type insurance                            (3,073)      (2,473)      (2,093)
Policy loan repayment, excluding universal
life-type insurance                             1,897        1,571          881
Change in accrued investment income               863        1,504       (1,055)
Change in deferred policy acquisition
costs, net                                     (7,431)      (9,087)     (11,017)
Change in liabilities for future policy
benefits for traditional life, disability income
and long-term care insurance                    5,131        2,861        1,931
Change in policy claims and other
policyholders' funds                              858         (489)         427
Deferred income tax benefit                      (960)      (2,095)      (1,301)
Change in other liabilities                     3,468        4,434        2,429
(Accretion of discount)
amortization of premium, net                     (352)        (652)        (480)
Net realized (gain) loss on investments          (547)       1,424       (1,548)
Policyholder and contractholder
charges, non-cash                              (8,772)      (7,831)      (6,962)
Other, net                                       (557)      (1,781)        (508)
--------------------------------------------------------------------------------
Net cash provided by operating activities     $21,703      $15,070      $ 8,091
--------------------------------------------------------------------------------
Cash flows from investing activities:
Fixed maturities held to maturity:
Purchases                                   $      -- $         --    $ (37,540)
Maturities, sinking fund payments and calls    36,511       39,082       34,216
Sales                                          12,616       14,465       28,905
Fixed maturities available for sale:
Purchases                                    (101,818)     (97,370)    (133,503)
Maturities, sinking fund payments and calls    84,229       71,939       44,234
Sales                                          27,055       15,669        8,839
Other investments, excluding policy loans:
Purchases                                     (33,243)     (14,802)      (1,939)
Sales                                          14,233       12,659        5,993
Change in amounts due from broker                 995           --           --
Change in amounts due to broker                26,047       (6,993)      10,000
--------------------------------------------------------------------------------
Net cash provided by (used in) investing
activities                                     66,625       34,649      (40,795)
--------------------------------------------------------------------------------
Cash flows from financing activities:
Activity related to universal life-type insurance
and investment contracts:
Considerations received                       112,732      131,011      159,431
Surrenders and death benefits                (251,259)    (236,689)    (190,695)
Interest credited to account balances          62,294       65,099       68,630
Universal life-type insurance policy loans:
Issuance                                       (4,848)      (4,490)      (4,870)
Repayment                                       2,753        3,350        2,946
Cash dividend to parent                       (10,000)      (8,000)      (8,000)
--------------------------------------------------------------------------------
Net cash (used in) provided by financing
activities                                    (88,328)     (49,719)      27,442
--------------------------------------------------------------------------------
Net (decrease) increase in cash and cash
equivalents                                        --           --       (5,262)
Cash and cash equivalents at beginning of year     --           --        5,262
--------------------------------------------------------------------------------
Cash and cash equivalents at end of year        $  --        $  --       $   --
--------------------------------------------------------------------------------
See accompanying notes.

NOTES TO FINANCIAL STATEMENTS ($ thousands)

1.    Summary of significant accounting policies
      ------------------------------------------

      Nature of business

      IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

      Basis of presentation

      The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 11.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Investments

      Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of stockholder's equity, net of deferred income taxes.

      Realized investment gains or losses are determined on an identified cost basis.

      Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

      Mortgage loans on real estate are carried at amortized cost less allowances for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

      ------------------------------------------------------

      Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

      The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

      The cost of interest rate caps is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps is included in other investments.

      Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

      When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

      Statements of cash flows

      The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

      Supplementary information to the statements of cash flows for the years ended December 31 is summarized as follows:

                                         1997        1996         1995
                                         ----        ----         ----
       Cash paid during the year for:
         Income taxes                 $17,811     $15,247      $15,026
         Interest on borrowings         1,026         777          742

      Recognition of profits on annuity contracts and insurance policies

      Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

      The retrospective deposit method is used in accounting for universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

      ------------------------------------------------------

      Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      Policyholder and contractholder charges include the monthly cost of insurance charges and issue and administrative fees. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense fees are charged to the variable annuity and variable life insurance separate accounts.

      Deferred policy acquisition costs

      The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts.
      The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized in relation to accumulation values and surrender charge revenue. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

      Liabilities for future policy benefits

      Liabilities for universal life-type insurance and deferred annuities are accumulation values.

      Liabilities for fixed annuities in a benefit status are based on mortality tables with various interest rates ranging from 5% to 9.5%, depending on year of issue.

      Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

      Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

      Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on a national survey. Anticipated interest rates for claim reserves for both disability income and long-term care range from 6% to 8%.

      ------------------------------------------------------

      Reinsurance

      The maximum amount of life insurance risk retained by the Company on any one life is $750 of life and waiver of premium benefits plus $50 of accidental death benefits. The maximum amount of disability income risk retained by the Company on any one life is $6 of monthly benefit for benefit periods longer than three years. The excesses are reinsured with other life insurance companies on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis.

      Federal income taxes

      The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

      Included in other liabilities at December 31, 1997 and 1996 are $5,026 and $5,161, respectively, payable to IDS Life for federal income taxes.

      Separate account business

      The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

      The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

      Reclassifications

      Certain 1996 and 1995 amounts have been reclassified to conform to the 1997 presentation.

2.    Investments
      -----------

      Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

      The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1997 are as follows:

                                                  Gross      Gross
                                     Amortized  Unrealized Unrealized   Fair
       Held to maturity                Cost       Gains      Losses     Value
       ----------------                ----       -----      ------     -----

       U.S. Government agency
         obligations                 $  3,690  $     253  $      --  $  3,943
       Corporate bonds and
         obligations                  476,108      27,361        444   503,025
       Mortgage-backed securities      55,853         452        294    56,011
                                      -------      ------        ---   -------
                                     $535,651     $28,066       $738  $562,979
                                      =======      ======        ===   =======

                                                   Gross      Gross
                                    Amortized   Unrealized  Unrealized   Fair
       Available for sale              Cost        Gains      Losses     Value
       ------------------              ----        -----      ------     -----

       State and municipal
        obligations                  $    104    $     10    $    --  $    114
       Corporate bonds and
       obligations                    281,555      14,272      1,635   294,192
       Mortgage-backed securities     301,303       8,253        286   309,270
                                      -------      ------      -----   -------
                                     $582,962     $22,535     $1,921  $603,576
                                      =======      ======      =====   =======


      The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1996 are as follows:

                                                   Gross      Gross
                                     Amortized  Unrealized  Unrealized   Fair
       Held to maturity                Cost        Gains      Losses     Value
       ----------------                ----        -----      ------     -----

       U.S. Government agency
        obligations                  $  4,498     $   144    $    --  $  4,642
       Corporate bonds and
        obligations                   523,807      23,060      2,964   543,903
       Mortgage-backed securities      57,507         409      1,826    56,090
                                      -------      ------      -----   -------
                                     $585,812     $23,613     $4,790  $604,635
                                      =======      ======      =====   =======

                                                  Gross       Gross
                                    Amortized   Unrealized  Unrealized   Fair
       Available for sale              Cost       Gains       Losses     Value
       ------------------           ---------   ----------  ----------   -----

       State and municipal
       obligations                   $    105     $    10    $    --  $    115
       Corporate bonds and
       obligations                    260,966       8,857      1,181   268,642
       Mortgage-backed securities     329,537       5,788      2,459   332,866
                                      -------      ------      -----   -------
                                     $590,608     $14,655     $3,640  $601,623
                                      =======      ======      =====   =======

      -----------------------

      The amortized cost and fair value of investments in fixed maturities at December 31, 1997 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized        Fair
       Held to maturity                          Cost           Value
       ----------------                        ---------        -----

       Due in one year or less                   $18,376      $ 18,593
       Due from one to five years                 84,712        89,432
       Due from five to ten years                309,104       325,967
       Due in more than ten years                 67,606        72,976
       Mortgage-backed securities                 55,853        56,011
                                                 -------       -------
                                                $535,651      $562,979
                                                 =======       =======

                                                Amortized        Fair
       Available for sale                         Cost           Value
       ------------------                       ---------        -----

       Due in one year or less                   $12,635      $ 12,747
       Due from one to five years                 39,808        42,497
       Due from five to ten years                139,686       145,567
       Due in more than ten years                 89,530        93,495
       Mortgage-backed securities                301,303       309,270
                                                 -------       -------
                                                $582,962      $603,576
                                                 =======       =======



      During the years ended December 31, 1997, 1996 and 1995, fixed maturities classified as held to maturity were sold with amortized cost of $12,737, $14,507 and $27,971, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

      Fixed maturities available for sale were sold during 1997 with proceeds of $27,055 and gross realized gains and losses of $461 and $309, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $15,669 and gross realized gains and losses of $28 and $1,541, respectively. Fixed maturities available for sale were sold during 1995 with proceeds of $8,839 and gross realized gains and losses of $nil and $74, respectively.

      At December 31, 1997, bonds carried at $259 were on deposit with the state of New York as required by law.

      -----------------------

      At December 31, 1997, investments in fixed maturities comprised
      85 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $117 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

         Rating                              1997             1996
       ---------                             ----             ----
       Aaa/AAA                           $  367,242      $  396,097
       Aa/AA                                  9,685          13,996
       Aa/A                                  13,646          10,197
       A/A                                  162,275         196,542
       A/BBB                                 81,463          62,488
       Baa/BBB                              343,519         336,706
       Baa/BB                                21,519          51,639
       Below investment grade               119,264         108,755
                                          ---------       ---------
                                         $1,118,613      $1,176,420
                                          =========       =========

      At December 31, 1997, 96 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

      At December 31, 1997, approximately 13 percent of the Company's investments were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 1997          December 31, 1996
                            -----------------------   -----------------------
                            On Balance  Commitments   On Balance  Commitments
       Region                  Sheet    to Purchase      Sheet    to Purchase
       ------                  -----    -----------      -----    -----------
       West North Central    $ 27,833  $       --      $ 23,191      $1,342
       East North Central      33,515          --        33,430       1,708
       South Atlantic          34,182       2,750        35,501          --
       Middle Atlantic         24,485          --        22,889          --
       Pacific                  9,873          --        12,986          --
       Mountain                32,864       6,417        15,425          --
       New England              8,624          --         8,805          --
       East South Central       8,698          --         8,825          --
       West South Central         252          --           265          --
                              -------       -----       -------       -----
                              180,326       9,167       161,317       3,050
       Less allowance for
        losses                  1,500          --         1,300          --
                              -------       -----       -------       -----
                             $178,826       $9,167     $160,017      $3,050
                              =======        =====      =======       =====

                               December 31, 1997         December 31, 1996
                            ----------------------  ------------------------
                            On Balance Commitments  On Balance   Commitments
        Property type          Sheet   to Purchase     Sheet     to Purchase
       --------------          -----   -----------     -----     -----------
       Apartments            $ 68,823     $    --    $ 70,292        $1,708
       Department/retail       54,622       6,417      48,476         1,342
       stores
       Office buildings        25,042       1,650      18,684            --
       Industrial buildings    17,975       1,100      11,956            --
       Nursing/retirement       6,035          --       6,477            --
       Medical buildings        7,577          --       5,167            --
       Hotels/motels              252          --         265            --
                              -------       -----     -------         -----
                              180,326       9,167     161,317         3,050
       Less allowance for
        losses                  1,500          --       1,300            --
                              -------       -----     -------         -----
                             $178,826      $9,167    $160,017        $3,050
                              =======       =====     =======         =====

      -----------------------

      Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

      At December 31, 1997 and 1996, the Company's recorded investment in impaired loans was $1,299 and $1,327, with allowances of $300 and $300, respectively. During 1997 and 1996, the average recorded investment in impaired loans was $1,312 and $1,628, respectively.

      The Company recognized $126 and $152 of interest income related to impaired loans for the years ended December 31, 1997 and 1996, respectively.

      The following table presents changes in the allowance for investment losses related to all loans:

                                               1997         1996        1995
                                               ----         ----        ----
       Balance, January 1                    $1,300      $   445        $445
       Provision for investment losses          200          855          --
                                              -----        -----         ---
       Balance, December 31                  $1,500       $1,300        $445
                                              =====        =====         ===

      Net investment income for the years ended December 31 is summarized as follows:

                                         1997          1996         1995
                                         ----          ----         ----
       Interest on fixed maturities   $ 92,007      $ 95,574     $ 97,092
       Interest on mortgage loans       14,228        14,171       13,888
       Other investment income           1,715         1,293        1,291
       Interest on cash equivalents         91            67          186
                                       -------       -------      -------
                                       108,041       111,105      112,457
       Less investment expenses          1,767         1,637        1,533
                                       -------       -------      -------
                                      $106,274      $109,468     $110,924
                                       =======       =======      =======

      Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                        1997        1996        1995
                                        ----        ----        ----
       Fixed maturities                 $844      $  (572)     $1,997
       Mortgage loans                   (200)        (855)       (487)
       Other investments                 (97)           3          38
                                        ----       ------       -----
                                        $547      $(1,424)     $1,548
                                         ===        =====       =====

      Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:
                                        1997         1996           1995
                                        ----         ----           ----
       Fixed maturities
        available for sale              9,599      (13,215)        43,726

3.    Income taxes
      ------------

      The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

      The income tax expense for the years ending December 31 consists of the following:

                                       1997         1996           1995
                                       ----         ----           ----
       Federal income taxes:
       Current                       $16,371      $15,735        $15,146
       Deferred                         (960)      (2,095)        (1,301)
                                      ------     --------       --------
                                      15,411       13,640         13,845
       State income taxes-current      1,060        1,000            900
                                      ------       ------         ------
       Income tax expense            $16,471      $14,640        $14,745
                                      ======       ======         ======


      Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:
                                        1997           1996            1995
                                  --------------  --------------  -------------
                                  Provision Rate  Provision Rate  Provision Rate
                                  --------- ----  --------- ----  --------- ----
      Federal income taxes based
        on the statutory rate      $16,677  35.0%  $14,814  35.0% $14,746  35.0%
      Increases (decreases)
        are attributable to:
          Tax-excluded interest
            and dividend income       (569) (1.2)     (458) (1.1)    (464) (1.1)
          State tax, net benefit       689   1.4       650   1.5      585   1.4
          Other, net                  (326) (0.6)     (366) (0.8)    (122) (0.3)
                                    ------  ----    ------  ----   ------  ----
      Federal income taxes         $16,471  34.6%  $14,640  34.6% $14,745  35.0%
                                    ======  ====    ======  ====   ======  ====

      A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 1997, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

      Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:
                                                    1997       1996
       Deferred income tax assets:
       Policy reserves                            $28,922    $28,809
       Other                                        5,467      4,018
                                                    -----      -----
            Total deferred income tax assets       34,389     32,827


       Deferred income tax liabilities:
       Deferred policy acquisition costs           36,594     35,302
       Investments                                  9,240      6,571
                                                   ------    -------
            Total deferred income tax
              liabilities                          45,834     41,873
                                                   ------     ------
            Net deferred income tax liabilities   $11,445     $9,046
                                                   ======      =====

      ------------------------

      The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4.    Stockholder's equity
      --------------------

      Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $115,828 and $94,007 as of December 31, 1997 and 1996, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 11 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

5.    Benefit plans
      -------------

      The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $39, $34 and $33 in 1997, 1996 and 1995, respectively.

      The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 1997, 1996 and 1995, which are calculated on the basis of commission earnings of the individual financial advisors, were $1,965, $1,474 and $1,392, respectively. Such costs are included in deferred policy acquisition costs.

      The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1997, 1996 and 1995 were $312, $248 and $231, respectively.

      The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. Accordingly, costs of such benefits to the Company are included in employee compensation and benefits and cannot be identified on a separate company basis.

6.    Incentive plan and related party operating expenses
      ---------------------------------------------------

      The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 1997, 1996 and 1995 were $1,490, $1,424 and $1,720, respectively. Such costs are included in deferred policy acquisition costs.

      Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $11,589, $12,389 and $12,122 for 1997, 1996 and 1995, respectively. Certain of these costs are included in deferred policy acquisition costs.

7.    Commitments and contingencies
      -----------------------------

      At December 31, 1997 and 1996, traditional life insurance and universal life-type insurance in force aggregated $4,513,251 and $4,053,561, respectively, of which $220,798 and $203,963 were reinsured at the respective year ends.

      In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $115, $98 and $85 for the years ended December 31, 1997, 1996 and 1995, respectively. Claim recoveries under the terms of this reinsurance agreement were $963, $861 and $1,426 in 1997, 1996 and 1995, respectively.

      Premiums ceded to reinsurers other than IDS Life amounted to $1,583, $747 and $667 for the years ended December 31, 1997, 1996 and 1995, respectively. Reinsurance recovered from reinsurers other than IDS Life amounted to $1,366, $66 and $576 for the years ended
      December 31, 1997, 1996 and 1995.

      Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

      The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $303,263 and $345,943 at December 31, 1997 and 1996, respectively. The accompanying statement of income includes premiums of $nil for the years ended December 31, 1997, 1996 and 1995, and decreases in liabilities for future policy benefits of $1,889, $2,010 and $2,039 related to this agreement for the years ended December 31, 1997, 1996 and 1995, respectively.

8.    Lines of credit
      ---------------

      The Company has an available line of credit with AEFC aggregating $25,000. The line of credit is at 45 basis points over the Federal
      Funds rate.   A $20,000 line of credit with another bank expired on
      June 30, 1997 and the Company did not seek renewal. Outstanding borrowings under these agreements were $nil at December 31, 1997 and 1996.

9.    Derivative financial instruments
      --------------------------------

      The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

      --------------------------------------------

      Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate.
      The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

      Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

      Credit risk related to interest rate caps is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

      The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

      The Company's holdings of derivative financial instruments are as follows:


                             Notional    Carrying     Fair      Total Credit
       December 31, 1997      Amount      Amount      Value       Exposure
       -----------------      ------      ------      -----       --------
       Assets:
       Interest rate caps    $200,000      $ 970       $ 62          $ 62
                              =======        ===         ==            ==

       December 31, 1996
       -----------------
       Assets:
       Interest rate caps    $250,000     $1,374       $832         $832
                              =======      =====        ===          ===

      The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps expire on various dates through 2000.

      Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

10.   Fair values of financial instruments
      ------------------------------------

      The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

      ------------------------------------------------


                                                1997                1996
                                         ------------------  -----------------
                                         Carrying     Fair   Carrying    Fair
       Financial Assets                   Amount      Value   Amount     Value
       ----------------                   ------      -----   ------     -----
       Investments:
       Fixed maturities (Note 2):
       Held to maturity                  $ 535,651 $ 562,979  $585,812  $604,635
       Available for sale                  603,576   603,576   601,623   601,623
       Mortgage loans on real estate       178,826   187,992   160,017   164,444
       (Note 2)
       Other:
       Derivative financial                    970        62     1,374       832
       instruments (Note 9)
       Separate accounts assets (Note 1) 1,236,759 1,236,759   950,018   950,018


       Financial Liabilities
       Future policy benefits for
         fixed annuities                   880,809   852,391   979,030   946,359
       Separate account liabilities      1,136,408 1,086,565   880,160   838,492

      At December 31, 1997 and 1996, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $78,853 and $72,252, respectively, and policy loans of $4,821 and $3,672, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1997 and 1996. The fair value of deferred annuities is estimated as the carrying amount less any surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1997 and 1996.

      At December 31, 1997 and 1996, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $100,351and $69,859, respectively.

11.   Statutory insurance accounting practices
      ----------------------------------------

      Reconciliations of net income for 1997, 1996 and 1995 and stockholder's equity at December 31, 1997 and 1996, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                              1997          1996         1995
                                              ----          ----         ----
       Net income, per accompanying
          financial statements               $31,178      $27,684       $27,387
       Deferred policy acquisition costs      (7,432)      (9,087)      (11,017)
       Adjustments of future policy
          benefit liabilities                 (4,928)      (9,683)      (10,655)
       Deferred income tax benefit              (960)      (2,095)       (1,301)
       Provision for losses on                   296          877            --
       investments
       IMR gain/loss transfer and               (119)       1,010          (331)
       amortization
       Adjustment to separate account         10,267        8,863        20,769
       reserves
       Other, net                                430          116           948
                                              ------       ------        ------
       Net income, on basis of
          statutory accounting practices     $28,732      $17,685       $25,800
                                              ======       ======        ======


       Stockholder's equity, per accompanying
          financial statements              $257,279     $229,863
       Deferred policy acquisition costs    (126,614)    (119,183)
       Adjustments of future policy            9,452       13,458
       benefit

       liabilities
       Deferred income taxes                  11,445        9,046
       Asset valuation reserve               (16,698)     (19,446)
       Adjustments of separate account        53,456       43,189
       liabilities
       Adjustments of investments to
       amortized cost                        (20,613)     (11,016)
       Premiums due, deferred and advance      1,237        1,149
       Deferred revenue liability              1,941        1,342
       Allowance for losses                    1,645        1,349
       Non-admitted assets                      (552)        (634)
       Interest maintenance reserve           (1,551)      (1,432)
       Other, net                             (1,463)        (281)
                                             --------     --------
       Stockholder's equity, on basis of
       statutory accounting practices       $168,963     $147,404
                                             =======      =======

12.   Year 2000 Issue (unaudited)
      ---------------------------

      The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

      A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

      AEFC is evaluating the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

PART C.

Item 24. Financial Statements and Exhibits

(a) Financial Statements included in Part B of this Registration Statement.

            IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13, and 14:

                  Statements of Net Assets at Dec. 31, 1997.
                  Statements of Operations for the year ended Dec. 31, 1997. Statements of Changes in Net Assets for the years ended
                    Dec. 31, 1997 and Dec. 31, 1996.
                  Notes to Financial Statements.
                  Report of Independent Auditors dated March 13, 1998.

      IDS Life Insurance Company of New York:

                  Balance Sheets at Dec. 31, 1997 and 1996.
                  Statements of Income for the years ended Dec. 31, 1997,
                    1996, and 1995.
                  Statements of Cash Flows for the years ended Dec. 31, 1997,
                    1996, and 1995.
                  Notes to Financial Statements.
                  Report of Independent Auditors dated February 5, 1998.

Financial Statement Schedules I, III, IV and V as required by Regulation S-X:

         Schedule I     -   Summary of Investments Other than Investments in
                            Related Parties
         Schedule III   -   Supplementary Insurance Information
         Schedule IV    -   Reinsurance
         Schedule V     -   Valuation and Qualifying Accounts
         Report of Independent Auditors dated February 5, 1998.

         All other schedules to the financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and, therefore have been omitted.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York dated Nov. 12, 1981, filed electronically as
          Exhibit 1.1 to Post-Effective Amendment No. 20 to Registration Statement No. 2-73114, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life of New York establishing Account 9 on Feb. 12, 1988, filed electronically as
          Exhibit 1.2 to Post-Effective Amendment No. 20 to Registration Statement No. 2-73114, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS Life Insurance Company of New York establishing Accounts 10 and 11 on Oct. 8, 1991, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 20 to Registration Statement No. 2-73114, is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 12, 13 and 14 on April 17, 1996 filed electronically as Exhibit 1.4 to Post Effective Amendment No. 23 to Registration Statement No. 2-78194 is incorporated herein by reference.

2.       Not applicable.

3. Form of Variable Annuity and Life Insurance Distribution Agreement, filed electronically as Exhibit 3 to Post-Effective Amendment No. 20 to Registration Statement No. 2-73114, is incorporated herein by reference.

4.1 Copy of form of Qualified Deferred Annuity Contract (form 39192), filed electronically as Exhibit 4.1 to Post-Effective Amendment No. 20 to Registration Statement No. 2-73114, is incorporated herein by reference.

4.2 Copy of form of Non-Qualified Deferred Annuity Contract (form 39191), filed electronically as Exhibit 4.2 to Post-Effective Amendment
          No. 21 to Registration Statement No. 2-78194, is incorporated herein by reference.

4.3 Copy of form of Deferred Annuity Contract (IRA) (form 39192 IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 21 to Registration Statement No. 2-78194, is incorporated herein by reference.

5.1 Application form for the Contracts filed as Exhibit 10 to the IDS Life of New York Accounts 4, 5 and 6 Registration Statement 2-78194, is incorporated herein by reference.

5.2      Copy of Form of Application for IDS Life of New York Annuity Contract,
           filed electronically as Exhibit 5.2 to Post-Effective Amendment
           No. 20 to Registration Statement No. 2-73114, is incorporated herein by reference.

6.1 Revised Charter of IDS Life of New York dated April, 1992, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 21 to Registration Statement No. 2-78194, is incorporated herein by reference.

6.2 By-Laws of IDS Life of New York dated May, 1992, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 21 to Registration Statement No. 2-78194, is incorporated herein by reference.

7.       Not applicable.

8.       Not applicable.

9. Opinion of counsel and consent as to its use to the legality of the securities being registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11. Financial Statement Schedules and Report of Independent Auditors, filed electronically herewith.

12.      Not applicable.

13. Schedule for computation of each performance quotation is filed electronically as Exhibit 13 to Post-Effective Amendment No. 23 to Registration Statement No. 2-78194 is incorporated herein by reference.

14.      Financial Data Schedules, filed electronically herewith.

15. Power of Attorney to sign Amendments to this Registration Statement, dated March 26, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No. 24 to Registration Statement No. 2-78194, is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

                                                                              Positions and Offices with Depositor
Name                                 Principal Business Address
------------------------------------ ---------------------------------------- --------------------------------------
Mario Alaia                          20 Madison Avenue Extension              Claims Officer and Assistant
                                     Albany, NY                                    Secretary

Darrell C. Beckstrom                 IDS Tower 10                             Underwriting Officer
                                     Minneapolis, MN  55440

John C. Boeder                       20 Madison Avenue Extension              Director
                                     Albany, NY

Eugene C. Chen                       20 Madison Avenue Extension              Chief Actuary
                                     Albany, NY

Roger C. Corea                       20 Madison Avenue Extension              Director
                                     Albany, NY

Charles A. Cuccinello                20 Madison Avenue Extension              Director
                                     Albany, NY

Darlene S. Farron                    20 Madison Avenue Extension              Treasurer
                                     Albany, NY

Milton R. Fenster                    20 Madison Avenue Extension              Director
                                     Albany, NY

Donna M. Gaglione                    20 Madison Avenue Extension              Secretary
                                     Albany, NY

Robert R. Grew                       20 Madison Avenue Extension              Director
                                     Albany, NY

Item 25.          Directors and Officers of the Depositor (IDS Life Insurance Company of New York) (Continued)
                  --------------------------------------------------------------------------------------------

                                                                              Positions and Offices with Depositor
Name                                 Principal Business Address
------------------------------------ ---------------------------------------- --------------------------------------

Margaret M. Grogan, M.D.             Bethlehem Terrace Apts.                  Medical Director
                                     Slingerland, NY

Lorraine R. Hart                     IDS Tower 10                             Investment Officer
                                     Minneapolis, MN  55440

Robert A. Hatton                     IDS Tower 10                             Director, Vice President and Chief
                                     Minneapolis, MN  55440                        Operating Officer

Richard W. Kling                     IDS Tower 10                             Director, Chairman of the Board and
                                     Minneapolis, MN  55440                        President

Edward Landes                        IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Thomas V. Nicolosi                   Suite 220                                Director
                                     500 Mamaroneck Avenue
                                     Harrison, NY  10528

Stephen P. Norman                    World Financial Center                   Director
                                     New York, NY

Carl N. Platou                       IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Gordon H. Ritz                       404 WCCO Radio Bldg.                     Director
                                     Minneapolis, MN

F. Dale Simmons                      IDS Tower 10                             Vice President and Assistant
                                     Minneapolis, MN  55440                        Treasurer

Richard M. Starr                     20 Madison Avenue Extension              Director
                                     Albany, NY

William A. Stoltzmann                IDS Tower 10                             Counsel and Assistant Secretary
                                     Minneapolis, MN  55440

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  IDS Life Insurance Company of New York is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

The following list includes the names of major subsidiaries of American Express.
                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation
I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Corporation                                             Minnesota
                                                                                        Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     IDS Securities Corporation                                                         Delaware
     Investors Syndicate Development Corp.                                              Nevada
     North Dakota Public Employee Payment Company                                       Minnesota

Item 27.        Number of Contractowners

               On February 28, 1998, there were 1,080 contract owners of qualified Combination Retirement Annuity contracts. There were no owners of non-qualified contracts.

               There were 23 owners of qualified Variable Retirement Annuity contracts. There were 200 owners of non-qualified contracts.

Item 28.       Indemnification

               The By-Laws of the depositor provide that it shall indemnify any person made, or threatened to be made, a party to an action, suit or proceeding, civil or criminal, by reason of the fact that he, his testator or intestate, is or was a director or officer of the Corporation or of any other corporation of any type or kind, domestic or foreign, which he served in any capacity at the request of the Corporation, against judgments, fines, amounts paid in settlement and reasonable expenses (which the Corporation may advance), including attorneys' fees, actually and necessarily incurred as a result of such action, suit or proceeding, or any appeal therein.

               The foregoing right of indemnification shall not be exclusive of any other right to which any such person may be entitled. Neither the adoption of this provision nor any modification or repeal hereof, or of any provision of any applicable law shall, unless otherwise required by law, enlarge or diminish any right of indemnification of a director or officer as it existed at the time of accrual of the alleged cause of action asserted in the threatened or pending action, suit or proceeding in which the expenses were incurred or other amount was paid.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address       Position and Offices with            Positions with Offices with
                                          Underwriter                          Registrant
----------------------------------------- ------------------------------------ -----------------------------
Ronald. G. Abrahamson                     Vice President - Service Quality     None
IDS Tower 10                              and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                          Senior Vice President - Human        None
IDS Tower 10                              Resources
Minneapolis, MN  55440

Peter J. Anderson                         Senior Vice President - Investment   Vice President
IDS Tower 10                              Operations
Minneapolis, MN  55440

Ward D. Armstrong                         Vice President - American Express    None
IDS Tower 10                              Retirement Services
Minneapolis, MN  55440

John M. Baker                             Vice President - Plan Sponsor        None
IDS Tower 10                              Services
Minneapolis, MN  55440

Joseph M. Barksy, III                     Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Robert C. Basten                          Vice President - Tax and Business    None
IDS Tower 10                              Services
Minneapolis, MN  55440

Timothy V. Bechtold                       Vice President - Risk Management     None
IDS Tower 10                              Products
Minneapolis, MN  55440

John D. Begley                            Group Vice President - Ohio/Indiana  None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Jack A. Benjamin                          Group Vice President - Greater       None
Suite 200                                 Pennsylvania
3500 Market Street
Camp Hill, PA  17011

Brent L. Bisson                           Group Vice President - Los Angeles   None
Suite 900                                 Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                            Vice President - Mature Market       Director
IDS Tower 10                              Group
Minneapolis, MN  55440

Walter K. Booker                          Group Vice President - New Jersey    None
IDS Tower 10
Minneapolis, MN  55440

Bruce J. Bordelon                         Group Vice President - Gulf States   None
Galleria One Suite 1900
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch                         Group Vice President - Northwest     None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                        Vice President - Sales Support       None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                            Senior Vice President - Law and      None
IDS Tower 10                              Corporate Affairs
Minneapolis, MN  55440

Daniel J. Candura                         Vice President - Marketing Support   None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                        Vice President - American Express    None
IDS Tower 10                              Securities Services
Minneapolis, MN  55440

Mark W. Carter                            Senior Vice President and Chief      None
IDS Tower 10                              Marketing Officer
Minneapolis, MN  55440

James E. Choat                            Senior Vice President -              None
IDS Tower 10                              Institutional Products Group
Minneapolis, MN  55440

Kenneth J. Ciak                           Vice President and General Manager   None
IDS Property Casualty                     - DS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                          Vice President - Advisor Staffing,   None
IDS Tower 10                              Training and Support
Minneapolis, MN  55440

Roger C. Corea                            Group Vice President - Upstate New   Director
290 Woodcliff Drive                       York
Fairport, NY  14450

Henry J. Cormier                          Group Vice President - Connecticut   None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                          Group Vice President -               None
Suite 200                                 Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                            Group Vice President -               None
Suite 312                                 Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                            Vice President and General Counsel   None
IDS Tower 10
Minneapolis, MN  55440

Regenia David                             Vice President - Systems Services    None
IDS Tower 10
Minneapolis, MN  55440

Luz Maria Davis                           Vice President - Communications      None
IDS Tower 10
Minneapolis, MN  55440

Scott M. DiGiammarino                     Group Vice President -               None
Suite 500                                 Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                          Group Vice President - Eastern       None
Two Datran Center                         Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Gordon L. Eid                             Senior Vice President, General       None
IDS Tower 10                              Counsel and Chief Compliance
Minneapolis, MN  55440                    Officer

Robert M. Elconin                         Vice President - Government          None
IDS Tower 10                              Relations
Minneapolis, MN  55440

Mark A. Ernst                             Senior Vice President - Third        None
IDS Tower 10                              Party Distribution
Minneapolis, MN  55440

Joseph Evanovich Jr.                      Group Vice President -               None
One Old Mill                              Nebraska/Iowa/Dakotas
101 South 108th Avenue
Omaha, NE  68154

Louise P. Evenson                         Group Vice President - San           None
Suite 200                                 Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines                           Vice President - Mutual Fund         None
IDS Tower 10                              Equity Investments
Minneapolis, MN  55440

Douglas L. Forsberg                       Vice President - Institutional       None
IDS Tower 10                              Products Group
Minneapolis, MN  55440

Jeffrey P. Fox                            Vice President and Corporate         None
IDS Tower 10                              Controller
Minneapolis, MN  55440

William P. Fritz                          Group Vice President - Northern      None
Suite 160                                 Missouri
12855 Flushing Meadows Dr.
St. Louis, MO  63131

Carl W. Gans                              Group Vice President - Twin City     None
8500 Tower Suite 1770                     Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                           Vice President and Marketing         None
IDS Tower 10                              Controller
Minneapolis, MN  55440

Teresa A. Hanratty                        Group Vice President - Northern      None
Suites 6&7                                New England
169 South River Road
Bedford, NH  03110

Robert L. Harden                          Group Vice President - Boston Metro  None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                          Vice President - Insurance           None
IDS Tower 10                              Investments
Minneapolis, MN  55440

Scott A. Hawkinson                        Vice President - Assured Assets      None
IDS Tower 10                              Product Development and Management
Minneapolis, MN  55440

Brian M. Heath                            Group Vice President - North Texas   None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                           Vice President - Incentive           None
IDS Tower 10                              Compensation
Minneapolis, MN  55440

James G. Hirsh                            Vice President and Assistant         None
IDS Tower 10                              General Counsel
Minneapolis, MN  55440

Jon E. Hjelm                              Group Vice President - Rhode         None
310 Southbridge Street                    Island/Central - Western
Auburn, MA  01501                         Massachusetts

David J. Hockenberry                      Group Vice President - Eastern       None
30 Burton Hills Blvd.                     Tennessee
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                         Vice President and Treasurer         None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                           Chairman, President and Chief        Board member
IDS Tower 10                              Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                         Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

James M. Jensen                           Vice President - Insurance Product   None
IDS Tower 10                              Development and Management
Minneapolis, MN  55440

Marietta L. Johns                         Senior Vice President - Field        None
IDS Tower 10                              Management
Minneapolis, MN  55440

Nancy E. Jones                            Vice President - Business            None
IDS Tower 10                              Development
Minneapolis, MN  55440

James E. Kaarre                           Vice President - Marketing           None
IDS Tower 10                              Promotions
Minneapolis, MN  55440

Matthew N. Karstetter                     Vice President - Investment          None
IDS Tower 10                              Accounting
Minneapolis, MN  55440

Linda B. Keene                            Vice President - Market Development  None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                        Vice President - Investment          None
IDS Tower 10                              Services and Investment Research
Minneapolis, MN  55440

Susan D. Kinder                           Senior Vice President -              None
IDS Tower 10                              Distribution Services
Minneapolis, MN  55440

Brian Kleinberg                           Executive Vice President -           None
IDS Tower 10                              Financial Direct
Minneapolis, MN  55440

Richard W. Kling                          Senior Vice President - Risk         Director, Chairman of the
IDS Tower 10                              Management Products                  Board and President
Minneapolis, MN  55440

Paul F. Kolkman                           Vice President - Actuarial Finance   None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                           Vice President - Service Quality     None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                          Group Vice President - Greater       None
Suite 108                                 Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                         Director and Senior Vice President   None
IDS Tower 10                              - Field Management and Business
Minneapolis, MN  55440                    Systems

Mitre Kutanovski                          Group Vice President - Chicago       None
Suite 680                                 Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski Jr.                       Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Kurt A. Larson                            Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Lori J. Larson                            Vice President - Brokerage and       None
IDS Tower 10                              Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                      Vice President and Chief U.S.        None
IDS Tower 10                              Economist
Minneapolis, MN  55440

Richard J. Lazarchic                      Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Peter A. Lefferts                         Senior Vice President - Corporate    None
IDS Tower 10                              Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                        Director and Executive Vice          None
IDS Tower 10                              President - Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                          Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Fred A. Mandell                           Vice President - Field Marketing     None
IDS Tower 10                              Readiness
Minneapolis, MN  55440

Daniel E. Martin                          Group Vice President - Pittsburgh    None
Suite 650                                 Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Thomas W. Medcalf                         Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

William C. Melton                         Vice President - International       None
IDS Tower 10                              Research and Chief International
Minneapolis, MN  55440                    Economist

William P. Miller                         Vice President and Senior            None
IDS Tower 10                              Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                         Executive Vice President -           None
IDS Tower 10                              Marketing and Products
Minneapolis, MN  55440

Pamela J. Moret                           Vice President - Variable Assets     None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                       Group Vice President - Central       None
Suite 200                                 California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                           Senior Vice President - Client       None
IDS Tower 10                              Service
Minneapolis, MN  55440

Mary Owens Neal                           Vice President - Mature Market       None
IDS Tower 10                              Segment
Minneapolis, MN  55440

Robert J. Neis                            Vice President - Technology          None
IDS Tower 10                              Services
Minneapolis, MN  55440

Thomas V. Nicolosi                        Group Vice President - New York      None
Suite 220                                 Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

James R. Palmer                           Vice President - Taxes               None
IDS Tower 10
Minneapolis, MN  55440

Carla P. Pavone                           Vice President - Compensation and    None
IDS Tower 10                              Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                         Senior Vice President - Group        None
IDS Tower 10                              Relationship Leader / AXP
Minneapolis, MN  55440                    Technologies Financial Services

Susan B. Plimpton                         Vice President - Marketing Services  None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                             Group Vice President -               None
One Tower Bridge                          Philadelphia Metro
100 Front Street, 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                          Vice President and Assistant         None
IDS Tower 10                              General Counsel
Minneapolis, MN  55440

James M. Punch                            Vice President - Special Projects    None
IDS Tower 10
Minneapolis, MN  55440

Frederick C. Quirsfeld                    Senior Vice President - Fixed        None
IDS Tower 10                              Income
Minneapolis, MN  55440

Debra J. Rabe                             Vice President - Financial Planning  None
IDS Tower 10
Minneapolis, MN  55440

R. Daniel Richardson                      Group Vice President - Southern      None
Suite 800                                 Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                         Senior Vice President - Field        None
IDS Tower 10                              Management and Financial Advisor
Minneapolis, MN  55440                    Service

Stephen W. Roszell                        Senior Vice President -              None
IDS Tower 10                              Institutional
Minneapolis, MN  55440

Max G. Roth                               Group Vice President -               None
Suite 201 S. IDS Ctr                      Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

John P. Ryan                              Vice President and General Auditor   None
IDS Tower 10
Minneapolis, MN  55440

Erven A. Samsel                           Senior Vice President - Field        None
45 Braintree Hill Park                    Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                       Group Vice President -               None
Suite 201                                 Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                         Group Vice President - Arizona/Las   None
Suite 205                                 Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                        Senior Vice President and Chief      None
IDS Tower 10                              Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                          Vice President - Property Casualty   None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                           Vice President - Senior Portfolio    Vice President and
IDS Tower 10                              Manager, Insurance Investments       Assistant Treasurer
Minneapolis, MN  55440

Judy P. Skoglund                          Vice President - Human Resources     None
IDS Tower 10                              and Organization Development
Minneapolis, MN  55440

Ben C. Smith                              Vice President - Workplace           None
IDS Tower 10                              Marketing
Minneapolis, MN  55440

William A. Smith                          Vice President and Controller -      None
IDS Tower 10                              Private Client Group
Minneapolis, MN  55440

James B. Solberg                          Group Vice President - Eastern       None
466 Westdale Mall                         Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                             Vice President - Geographic          None
IDS Tower 10                              Service Teams
Minneapolis, MN  55440

Paul J. Stanislaw                         Group Vice President - Southern      None
Suite 1100                                California
Two Park Plaza
Irvine, CA  92714

Lois A. Stilwell                          Group Vice President - Outstate      None
Suite 433                                 Minnesota Area/North
9900 East Bren Road                       Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                     Vice President and Assistant         None
IDS Tower 10                              General Counsel
Minneapolis, MN  55440

James J. Strauss                          Vice President - Corporate           None
IDS Tower 10                              Planning and Analysis
Minneapolis, MN  55440

Jeffrey J. Stremcha                       Vice President - Information         None
IDS Tower 10                              Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                    Vice President - Channel             None
IDS Tower 10                              Development
Minneapolis, MN  55440

Craig P. Taucher                          Group Vice President -               None
Suite 150                                 Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                            Group Vice President -               None
Suite 425                                 Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

Peter S. Velardi                          Group Vice President -               None
Suite 180                                 Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                   Group Vice President - Denver/Salt   None
Suite 100                                 Lake City/Albuquerque
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Wesley W. Wadman                          Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Norman Weaver Jr.                         Senior Vice President - Field        None
1010 Main St, Suite 2B                    Management
Huntington Beach, CA  92648

Michael L. Weiner                         Vice President - Tax Research and    None
IDS Tower 10                              Audit
Minneapolis, MN  55440

Lawrence J. Welte                         Vice President - Investment          None
IDS Tower 10                              Administration
Minneapolis, MN  55440

Jeffrey M. Welter                         Vice President - Equity and Fixed    None
IDS Tower 10                              Income Trading
Minneapolis, MN  55440

Thomas L. White                           Group Vice President - Cleveland     None
Suite 200                                 Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                          Group Vice President - Virginia      None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                       Group Vice President - Western       None
Two North Tamiami Trail                   Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                         Vice President and Assistant         None
IDS Tower 10                              General Counsel
Minneapolis, MN  55440

Michael D. Wolf                           Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Michael R. Woodward                       Senior Vice President - Field        Director
32 Ellicott St.                           Management
Suite 100
Batavia, NY  14020

(c)

Name of                        Net Underwriting
Principal                      Discounts and          Compensation on    Brokerage
Underwriter                    Commissions            Redemption         Commissions       Compensation
American Express
Financial Advisors Inc.        $1,067,783             $688,445           None              None

Item 30.              Location of Accounts and Records

                      IDS Life Insurance Company of New York
                      20 Madison Avenue Extension
                      Albany, NY  12203

Item 31.              Management Services

                      Not applicable.

Item 32.              Undertakings

(a) (b) & (c)         These undertakings were filed with the Registrant's
                      initial Registration Statements, File Nos. 2-78194 and 811-3500.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                                SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Minneapolis, and State of Minnesota, on this 24th day of April, 1998.


                                        IDS LIFE ACCOUNT 4
                                        IDS LIFE ACCOUNT 5
                                        IDS LIFE ACCOUNT 6
                                        IDS LIFE ACCOUNT 9
                                        IDS LIFE ACCOUNT 10
                                        IDS LIFE ACCOUNT 11
                                        IDS LIFE ACCOUNT 12
                                        IDS LIFE ACCOUNT 13
                                        IDS LIFE ACCOUNT 14
                                            (Registrant)

                    By IDS Life Insurance Company of New York
                                            (Sponsor)

                                     By /s/ Richard W. Kling*
                                            Richard W. Kling
                                            President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 24th day of April, 1998.

Signature                                            Title

/s/  Richard W. Kling*                               Director, Chairman of the
     Richard W. Kling                                Board and President

/s/  John C. Boeder*                                 Director
     John C. Boeder

/s/  Roger C. Corea*                                 Director
     Roger C. Corea

/s/  Charles A. Cuccinello*                          Director
     Charles A. Cuccinello

/s/  Darlene S. Farron*                              Treasurer
     Darlene S. Farron

/s/  Robert A. Hatton*                               Director, Vice President
     Robert A. Hatton                                and Chief Operating Officer

Signature                                            Title

/s/  Edward Landes*                                  Director
     Edward Landes

/s/  Thomas V. Nicolosi*                             Director
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                              Director
     Steven P. Norman

/s/  Carl Platou*                                    Director
     Carl Platou

/s/  Gordon H. Ritz*                                 Director
     Gordon H. Ritz

/s/  Richard M. Starr*                               Director
     Richard M. Starr

/s/  Michael R. Woodward*                            Director
     Michael R. Woodward


*Signed pursuant to Power of Attorney dated March 26, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No. 24 to Registration Statement No. 2-78194, is incorporated herein by reference.



-------------------------------
Mary Ellyn Minenko

                                CONTENTS OF REGISTRATION STATEMENT NO. 25

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

        The prospectus.

Part B.

        Statement of Additional Information.

        Financial Statements.

Part C.

        Other Information.

        The signatures.